   As filed with the Securities and Exchange Commission on April 15, 1997.

                                                     Registration No. 333- 02581
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                     POST-EFFECTIVE AMENDMENT NO. 2    /X/
         TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            ------------------------

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                              (Name of Depositor)
                               3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
         (Complete Address of Depositor's Principal Executive Offices)

                            MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                (Name and Complete Address of Agent for Service)


                                    Copy to:
                               STEPHEN E. ROTH, ESQ.
                         SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                          1275 PENNSYLVANIA, AVENUE, N.W.
                            WASHINGTON, D.C. 20004-2404

  Securities being offered -- modified single premium variable life insurance contracts.

                            ------------------------

     Pursuant to Rule 24f-2 under Investment Company Act of 1940, the Registrant hereby states that pursuant to paragraph (b)(i), it filed its Rule 24F-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.


        IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        immediately upon filing pursuant to paragraph (b) of Rule 485
-------
   X    on May 1, 1997 pursuant to paragraph (b) of Rule 485
-------
        60 days after filing pursuant to paragraph (a) of rule 485
-------
        on (Date) pursuant to paragraph (a)(i) of Rule 485
-------
        75 days after filing pursuant to paragraph (a)(ii) of Rule 485 ------- IF APPROPRIATE, CHECK THE FOLLOWING BOX:
        this post-effective amendment designates a new effective date for a ------- previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           RECONCILIATION AND TIE BETWEEN FORM N-8B-2 AND PROSPECTUS

  ITEM NO. OF
  FORM N-8B-2                                             CAPTION IN PROSPECTUS
-----------------  ----------------------------------------------------------------------------------------------------
           1.      Cover Page
           2.      Cover Page; Additional Information about the Company
           3.      Not applicable
           4.      The Company; Distribution of the Contracts
           5.      The Variable Account -- General
           6.      The Variable Account -- General
           7.      Not required by Form S-6
           8.      Not required by Form S-6
           9.      Legal Proceedings
          10.      Summary; The Variable Account -- Funds; The Contract -- Application for a Contract; Contract
                    Benefits and Rights; Other Matters -- Voting Rights, Dividends
          11.      Summary; The Variable Account -- Funds
          12.      Summary; The Variable Account -- Funds
          13.      Summary; Deductions and Charges; Distribution of the Contracts; Federal Tax Matters
          14.      The Contract -- Application for a Contract, Premiums, Allocation of Premiums
          15.      Summary; The Contract -- Premiums, Allocation of Premiums
          16.      The Variable Account -- Funds; The Contract -- Allocation of Premiums
          17.      Summary; Contract Benefits and Rights -- Amount Payable on Surrender of the Contract, Partial
                    Withdrawals, Cancellation and Exchange Rights
          18.      The Variable Account; The Contract -- Allocation of Premiums; Deductions and Charges; Federal Tax
                    Matters
          19.      Other Matters -- Statements to Contract Owners
          20.      Not applicable
          21.      Contract Benefits and Rights -- Contract Loans; Contract Benefits and Rights -- Suspension of
                    Valuation, Payments and Transfers
          22.      Not applicable
          23.      Safekeeping of Variable Account's Assets; Additional Information about the Company
          24.      Contract Benefits and Rights -- Transfer of Account Value; Other Matters
          25.      The Company
          26.      Not applicable
          27.      The Company; Additional Information about the Company
          28.      Executive Officers and Directors of the Company
          29.      The Company
          30.      Not applicable
          31.      Not applicable
          32.      Not applicable
          33.      Not applicable
          34.      Not applicable
          35.      The Company; Distribution of the Contracts
          36.      Not required by Form S-6
          37.      Not applicable
          38.      Distribution of the Contracts
          39.      The Company; Distribution of the Contracts
          40.      Not applicable
          41.      The Company; Distribution of the Contracts
          42.      Not applicable
          43.      Not applicable
          44.      The Contract -- Allocation of Premiums, Accumulation Unit Value; Contract Benefits and Rights --
                    Account Value; Deductions and Charges

  ITEM NO. OF
  FORM N-8B-2                                             CAPTION IN PROSPECTUS
-----------------  ----------------------------------------------------------------------------------------------------
          45.      Not applicable
          46.      Contract Benefits and Rights -- Account Value, Amount Payable on Surrender of the Contract, Partial
                    Withdrawals; Deductions and Charges
          47.      Not applicable
          48.      Cover Page; The Company
          49.      Not applicable
          50.      The Variable Account -- General
          51.      Summary; The Company; The Contract; Contract Benefits and Rights; Other Matters; Federal Tax
                    Matters
          52.      The Variable Account -- Funds, Investment Adviser
          53.      Summary; Federal Tax Matters
          54.      Not applicable
          55.      Not applicable
          56.      Not required by Form S-6
          57.      Not required by Form S-6
          58.      Not required by Form S-6
          59.      Not required by Form S-6

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            MODIFIED SINGLE PREMIUM

                       VARIABLE LIFE INSURANCE CONTRACTS

                               3100 SANDERS ROAD

                              NORTHBROOK, IL 60062

                            TELEPHONE (800) 755-5275

                            ------------------------

This prospectus describes the "Glenbrook Provider Variable Life," a modified single premium variable life insurance contract ("Contract") offered by Glenbrook Life and Annuity Company (the "Company") for prospective insured persons age 0-85. The Contract lets the Contract Owner pay a significant single premium and subject to restrictions, additional premiums.


The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "Federal Tax Matters," page 23. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% PENALTY, WITH CERTAIN EXCEPTIONS.


The minimum initial premium the Company will accept is $10,000. Premiums are allocated to Glenbrook Life Variable Life Separate Account A ("Variable Account"). The Variable Account will invest in shares of one or more managed investment companies ("Funds") each of which will have multiple investment Portfolios. All of the Funds which are described in this prospectus may not be available with your Contract. Presently, the Variable Account will invest in shares of the following Funds:

    -Dean Witter Variable Investment Series ("Dean Witter Fund")

    -Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible
     Growth Fund, Inc. (collectively the "Dreyfus Funds")


    -Fidelity Variable Insurance Products Fund (VIP) and Fidelity Variable
     Insurance Products Fund II (VIP II) (collectively the "Fidelity Funds")


    -MFS-Registered Trademark- Variable Insurance Trust ("MFS Fund")


    -American Century Variable Portfolios, Inc. ("American Century Funds")



The DEAN WITTER FUND has four available Portfolios: (1) VIS Dividend Growth (2) VIS European Growth (3) VIS Quality Income Plus and (4) VIS Utilities; the DREYFUS FUNDS have four available Portfolios: (1) VIF Growth and Income (2) VIF Money Market (3) The Dreyfus Socially Responsible Growth Fund, Inc. and (4) VIF Small Company Stock; the FIDELITY FUNDS have three available Portfolios: (1) VIP II Contrafund (2) VIP Growth and (3) VIP High Income; the MFS FUND has two available Portfolios: (1) MFS Emerging Growth Series and (2) MFS Limited Maturity Series; and the American Century Funds have two available Portfolios:
(1) American Century VP Balanced and (2) American Century VP International.


There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Portfolios to which premiums have been allocated. The Contract Owner bears the investment risk for all amounts so allocated. The Contract continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("Monthly Deduction Amount").

The Contracts provide for an Initial Death Benefit shown on the Contract Data page. The death benefit ("Death Benefit") payable under a Contract may be greater than the Initial Death Benefit but so long as the Contract continues in effect, if no withdrawals are made, will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which premiums have been allocated. At the death of the Insured, we will pay a Death Benefit to the beneficiary.

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY, ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

               The Contracts may not be available in all states.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

3

                               TABLE OF CONTENTS

                                                     PAGE
SUMMARY.........................................           4
SPECIAL TERMS...................................           6
THE COMPANY.....................................           7
THE VARIABLE ACCOUNT............................           7
  General.......................................           7
  Funds.........................................           8
THE CONTRACT....................................          10
  Application for a Contract....................          10
  Premiums......................................          10
  Allocation of Premiums........................          11
  Accumulation Unit Values......................          11
DEDUCTIONS AND CHARGES..........................          12
  Monthly Deductions............................          12
    Cost of Insurance Charge....................          12
    Tax Expense Charge..........................          12
    Administrative Expense Charge...............          13
  Other Deductions..............................          13
    Mortality and Expense Risk Charge...........          13
    Annual Maintenance Fee......................          13
    Taxes Charged Against the Variable
     Account....................................          13
    Charges Against the Funds...................          13
    Withdrawal Charge...........................          14
    Due and Unpaid Premium Tax Charge...........          14
CONTRACT BENEFITS AND RIGHTS....................          15
  Death Benefit.................................          15
  Accelerated Death Benefit.....................          15
  Account Value.................................          15
  Transfer of Account Value.....................          16
  Dollar Cost Averaging.........................          16
  Automatic Portfolio Rebalancing...............          16
  Contract Loans................................          16
  Amount Payable on Surrender of the Contract...          17
  Partial Withdrawals...........................          17
  Maturity......................................          17
  Lapse and Reinstatement.......................          17
  Cancellation and Exchange Rights..............          18

                                                     PAGE
  Confinement Waiver Benefit....................          18
  Suspension of Valuation, Payments and
   Transfers....................................          18
  Last Survivor Contracts.......................          19
OTHER MATTERS...................................          19
  Voting Rights.................................          19
  Statements to Contract Owners.................          19
  Limit on Right to Contest.....................          20
  Misstatement as to Age and Sex................          20
  Payment Options...............................          20
  Beneficiary...................................          20
  Assignment....................................          20
  Dividends.....................................          20
EXECUTIVE OFFICERS AND DIRECTORS OF THE
 COMPANY........................................          21
DISTRIBUTION OF THE CONTRACTS...................          22
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS....          22
FEDERAL TAX MATTERS.............................          22
  Introduction..................................          22
  Taxation of the Company and the Variable
   Account......................................          22
  Taxation of Contract Benefits.................          23
  Modified Endowment Contracts..................          23
  Diversification Requirements..................          24
  Ownership Treatment...........................          24
  Policy Loan Interest..........................          24
ADDITIONAL INFORMATION ABOUT THE COMPANY........          24
LEGAL PROCEEDINGS...............................          25
LEGAL MATTERS...................................          25
REGISTRATION STATEMENT..........................          25
EXPERTS.........................................          25
FINANCIAL INFORMATION...........................          25
INDEPENDENT AUDITORS' REPORT....................         F-1
FINANCIAL STATEMENTS............................         F-2
APPENDIX A......................................         A-1

4

                                    SUMMARY

NOTE: A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS APPEARS AT PAGE 6, IMMEDIATELY FOLLOWING THIS SUMMARY.

THE CONTRACT

The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the investment Portfolios of the Funds to which premiums have been allocated. Similarly, the Death Benefit may increase or decrease under some circumstances, but so long as the Contract remains in effect it will not decrease below the Initial Death Benefit if no withdrawals are made. The Contracts are credited with units ("Accumulation Units") to calculate cash values. The Contract Owner may transfer the Account Value among the Variable Account's underlying investment Portfolios.

The Contracts can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 19.

In some states, the Contracts may be issued in the form of a group Contract. In those states, certificates will be issued evidencing a purchaser's rights under the group Contract. In certain states, certificates are issued under group Contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.

THE VARIABLE ACCOUNT AND THE FUNDS

The Glenbrook Life Variable Life Separate Account A ("Variable Account") funds the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such under the Investment Company Act of 1940. It consists of multiple sub-accounts ("Variable Sub-Accounts"), each investing in a corresponding Fund Portfolio.

Applicants should read the prospectuses for the Funds in connection with the purchase of a Contract. The investment objectives of the Fund Portfolios are briefly summarized below under "Funds," page 8. Presently, the Variable Account invests in shares of the following Funds:

    - Dean Witter Variable Investment Series ("Dean
      Witter Fund")

    - Dreyfus Variable Investment Fund and The
Dreyfus Socially Responsible Growth Fund, Inc. (collectively the "Dreyfus
      Funds")

    - Fidelity Variable Insurance Products Fund and
      Fidelity Variable Insurance Products Fund II (collectively the "Fidelity Funds")

    - MFS-Registered Trademark- Variable Insurance Trust ("MFS Fund")


    - American Century Variable Portfolios, Inc.
      ("American Century Funds")



The DEAN WITTER FUND has four available Portfolios: (1) VIS Dividend Growth (2) VIS European Growth (3) VIS Quality Income Plus and (4) VIS Utilities; the DREYFUS FUNDS have four available Portfolios: (1) VIF Growth and Income (2) VIF Money Market (3) The Dreyfus Socially Responsible Growth Fund, Inc. and (4) VIF Small Company Stock; the FIDELITY FUNDS have three available Portfolios: (1) VIP II Contrafund (2) VIP Growth and (3) VIP High Income; the MFS FUND has two available Portfolios: (1) MFS Emerging Growth Series and (2) MFS Limited Maturity Series; and the American Century Funds have two available Portfolios:
(1) American Century VP Balanced and (2) American Century VP International.


The assets of each Portfolio are accounted for separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds.

PREMIUMS

The Contract requires the Contract Owner to pay an initial premium of at least $10,000. Additional premium payments may be made at any time, subject to the following conditions:

    - only one payment is allowed in any Contract Year;

    - the minimum payment is $500;

    - the attained age of the insured must be less than age 86; and

    - absent submission of new evidence of insurability of the insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of $5,000 or a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-80).

Additional premium payments may require an increase in the Specified Amount in order for the Contract to meet the definition of a life insurance contract under the Internal Revenue Code. The Company reserves the right to obtain satisfactory evidence of insurabilty before accepting any

5
additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject an additional premium payment for any reason. Additional Premiums may also be paid at any time and in any amount necessary to avoid termination of the Contract.

DEDUCTIONS AND CHARGES

On each Monthly Activity Date, the Company will deduct a Monthly Deduction Amount from the Account Value. The Monthly Deduction Amount will be made pro rata respecting each Variable Sub-Account to which Account Value is allocated. The Monthly Deduction Amount includes a cost of insurance charge, tax expense charge and an administrative expense charge. The monthly cost of insurance charge is to cover the Company's anticipated mortality costs. In addition, the Company will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes resulting from the application of Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. The Company will deduct from the Account Value a monthly administrative charge equal to an annual rate of 0.25%. This charge compensates the Company for administrative expenses incurred in the administration of the Variable Account and the Contracts. The Company will also deduct from the Variable Account a daily charge equal to an annual rate of 0.90% for the mortality risks and expense risks the Company assumes in relation to the Contracts. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Deductions and Charges -- Monthly Deductions," page 12, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 17.

An Annual Maintenance Fee of $35 will be deducted on each Contract Anniversary from all Variable Sub-Accounts to which Account Value is allocated, in proportion to the amounts so allocated. This fee will be waived if total premiums paid are $50,000 or more. This fee will help reimburse the Company for administrative and maintenance costs of the Contracts. See "Deductions and Charges -- Other Deductions -- Annual Maintenance Fee," page 13.

Applicants should review the prospectuses for the Funds which accompany this prospectus for a description of the charges and expenses borne by the Funds in connection with their operations.

Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth below:

                                             PERCENTAGE OF
                                                INITIAL
                                                PREMIUM
CONTRACT YEAR                                  WITHDRAWN
-------------------------------------------  -------------
1..........................................        7.75%
2..........................................        7.75%
3..........................................        7.75%
4..........................................        7.25%
5..........................................        6.25%
6..........................................        5.25%
7..........................................        4.25%
8..........................................        3.25%
9..........................................        2.25%
10+........................................        0.00%

The Withdrawal Charge is imposed to cover a portion of the sales expense incurred by the Company in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Other Deductions -- Withdrawal Charge," page 14. No withdrawal charge will be imposed on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the Withdrawal. See "Deductions and Charges," page 12 and "Withdrawal Charge," page 14.

During the first nine Contract Years, an additional premium tax charge will be imposed on full or partial withdrawals. This charge ranges from a maximum of 2.25% in the first Contract Year, decreasing .25% in each of the next nine Contract Years, with no charge thereafter. See "Deductions and Charges -- Other Deductions -- Due and Unpaid -- Premium Tax Charge," page 14.


For a discussion of the tax consequences of a full or a partial withdrawal, see "Federal Tax Matters," page 23.


DEATH BENEFIT

At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit determined on the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the death benefit ratio as found in the Contract. See "Contract Benefits and Rights -- Death Benefit," page 15.

ACCOUNT VALUE

The Account Value of the Contract will increase or decrease to reflect (1) the investment experience of the Fund Portfolios underlying the Variable Sub-Account to which

6
Account Value is allocated, and (2) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the Annual Maintenance Fee. There is no minimum guaranteed Account Value and the Contract Owner bears the risk of the investment in the Fund Portfolios. See "Contract Benefits and Rights -- Account Value," page 15.

CONTRACT LOANS

A Contract Owner may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by the Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary), less any Annual Maintenance Fee due on or before the next Contract Anniversary, and less any due and unpaid Monthly Deduction Amounts. See "Contract Benefits and Rights -- Contract Loans," page 16.

LAPSE

Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. The Company will give written notice to the Contract Owner and a 61 day grace period during which additional amounts may be paid to continue the Contract. See "Contract Benefits and Rights -- Contract Loans," page 16 and "Lapse and Reinstatement," page 17.

CANCELLATION AND EXCHANGE RIGHTS

A Contract Owner has a limited right to return his or her Contract for cancellation. If the Contract Owner returns the Contract for cancellation, by mail or hand delivery, to the agent who sold the Contract, within 10 days after delivery of the Contract to the Contract Owner (in some states, this free-look period is longer), the Company will return to the Contract Owner within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation, unless state law requires a return of premium without such adjustments. In those states where the Company is required to return the premiums paid upon a free-look of the Contract and where it has been approved by the state, the Company reserves the right to allocate all premium payments made prior to the expiration of the free-look period to the money market sub-account of the Variable Account.

In addition, once the Contract is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Contract Benefits and Rights -- Cancellation and Exchange Rights," page 18.

TAX CONSEQUENCES


The current Federal tax law generally excludes all death benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Matters," page 23.


                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The aggregate value under a Contract of the Variable Sub-Accounts and the Loan Account.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Variable Sub-Account.

AGE: The Insured's age at the Insured's last birthday.

CASH VALUE: The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness and the Annual Maintenance Fee, if applicable.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY: The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE: The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries, Contract Years and Contract months are determined.

CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.

CONTRACT YEARS: Annual periods computed from the Contract Date.

7

DEATH BENEFIT: The greater of (1) the Specified Amount or (2) the Account Value on the date of death multiplied by the death benefit ratio as specified in the Contract.

FREE WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to a Withdrawal Charge. This amount in any Contract Year is 15% of total premiums paid.

INITIAL DEATH BENEFIT: The Initial Death Benefit under a Contract is shown on the Contract Data page.

FUNDS: The registered management investment companies in which assets of the Variable Account may be invested.

INDEBTEDNESS: All Contract loans, if any, and accrued loan interest.

INSURED: The person whose life is insured under a Contract.

LOAN ACCOUNT: An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Variable Account.

MONTHLY ACTIVITY DATE: The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date. If there is no date equal to the Monthly Activity Date in a particular month, the Monthly Activity Date will be the last day of that month.

MONTHLY DEDUCTION AMOUNT: A deduction on each Monthly Activity Date for the cost of insurance charge, a tax expense charge and an administrative expense charge.

SPECIFIED AMOUNT: The minimum death benefit under a Contract, equal to the Initial Death Benefit on the Contract Date. Thereafter it may change in accordance with the terms of the partial withdrawal and the subsequent premium provisions of the Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Variable Account is determined at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of regular trading on the New York Stock Exchange on successive Valuation Days.

VARIABLE ACCOUNT: Glenbrook Life Variable Life Separate Account A, an account established by the Company to separate the assets funding the Contracts from other assets of the Company.

VARIABLE SUB-ACCOUNT: The subdivisions of the Variable Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Portfolios of the Funds.

                                  THE COMPANY

The Company is the issuer of the Contract. The Company is a stock life insurance company which was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." As of the date of this prospectus, the Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.


                              THE VARIABLE ACCOUNT

GENERAL

Glenbrook Life Variable Life Separate Account A ("Variable Account") is a separate account of the Company established on January 15, 1996 pursuant to the insurance laws of the State of Illinois. The Variable Account is organized as a unit investment trust and registered as such with the Securities and Exchange Commission under the Investment Company Act of 1940. The Variable Account meets the definition of "separate account" under federal securities law. Under Illinois law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

8

FUNDS


The Variable Account will invest in shares of one or more Funds. The Funds are registered with the Securities and Exchange Commission as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the Securities and Exchange Commission. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account. The Funds available for investment by the Variable Account are listed below.


I.  DEAN WITTER FUND

    - VIS DIVIDEND GROWTH PORTFOLIO -- seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

    - VIS EUROPEAN GROWTH PORTFOLIO -- seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

    - VIS QUALITY INCOME PLUS PORTFOLIO -- seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities, and in fixed-income securities rated A or higher by Moody' s Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (Standard & Poor's) or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

    - VIS UTILITIES PORTFOLIO -- seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

Dean Witter InterCapital Inc. ("InterCapital"), Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. Morgan Grenfell Investment Services Limited, 20 Finsbury Circus, London, England, is the Sub-Advisor of the European Growth Portfolio of the Fund.

II.  DREYFUS FUNDS

    - VIF GROWTH & INCOME PORTFOLIO -- seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk.

    - VIF MONEY MARKET PORTFOLIO -- seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

    - THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
      FUND, INC. -- seeks to provide capital growth. Current income is a secondary goal. Invests principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

    - VIF SMALL COMPANY STOCK PORTFOLIO -- seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500 Index. Invests primarily in a portfolio of equity securities of small - to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500 Index.

The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment manager. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


NCM Capital Management Group, Inc., 105 West Main Street, Durham, North Carolina 27701, serves as sub-investment advisor to the Dreyfus Socially Responsible Growth Fund, Inc.



As of the date of this prospectus, the Dreyfus Socially Responsible Growth Fund, Inc. is not available for investment by the Variable Account. Please consult your sales representative for future availability.


III.  FIDELITY FUNDS

    - VIP II CONTRAFUND -- seeks capital appreciation by investing in companies that Fidelity Management & Research Company ("FMR") believes to be undervalued due to an overly pessimistic appraisal by the public.

9

    - VIP GROWTH -- seeks capital appreciation by investing primarily in common stocks. The fund may also pursue capital appreciation through the purchase of bonds and preferred stocks.

    - VIP HIGH INCOME -- seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts, is the Investment Manager of the Funds.

IV.  MFS FUND


    - MFS EMERGING GROWTH SERIES -- seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective of long-term growth of capital.



    - MFS LIMITED MATURITY SERIES -- the primary investment objective is to provide as high a level of current income as is believed to be consistent with prudent investment risk. The Portfolio's secondary objective is to protect shareholders' capital.


MFS manages each Series pursuant to an Investment Advisory Agreement with the Trust on behalf of each Portfolio. MFS provides the Series with overall investment advisory and administrative services, as well as general office facilities.


V.  AMERICAN CENTURY FUNDS



    - AMERICAN CENTURY VP BALANCED -- the investment objective of American Century VP Balanced is capital growth and current income. It will seek to achieve its investment objective by maintaining approximately 60% of the assets of American Century VP Balanced in common stocks that are considered by management to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.



    - AMERICAN CENTURY VP INTERNATIONAL -- the investment objective of American Century VP International is Capital Growth. It
      will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.



American Century Investment Management, Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

An investment in the Dreyfus VIF Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds accompanying this prospectus.

You will find more complete information about the Portfolios, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor any such Fund currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Fund's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

All investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio are reinvested in shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. The Company will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable

10

Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any. TheFunds are required to redeem Fund shares at net asset value and to make payment within seven days.

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, the Company may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. No substitution of securities will take place without notice to Contract Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940 ("1940 Act"). The Company reserves the right to establish additional Variable Sub-accounts of the Variable Account, each of which would invest in shares of another Fund. Subject to Contract Owner approval, the Company also reserves the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for the Funds for further information.

                                  THE CONTRACT

APPLICATION FOR A CONTRACT

Individuals wishing to purchase a Contract must submit an application to the Company. A Contract will be issued only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to the Company. Acceptance is subject to the Company's underwriting rules and the Company reserves the right to reject an application for any lawful reason. If a Contract is not issued, the premium will be returned to you . No change in the terms or conditions of a Contract will be made without the consent of the Contract Owner.

Once the Company has received the initial premium and underwriting has been approved, the Contract will be issued on the date the Company has received the final requirement for issue. In the case of simplified underwriting, the Contract will be issued or coverage denied within 3 business days of receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date the Company receives the initial premium, coverage under a Contract may begin before it is actually issued. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits established from time to time by the Company ($1,000,000 as of the date of this Prospectus), the initial payment will not be accepted with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

PREMIUMS

The Contract is designed to permit an initial premium payment and, subject to certain conditions, additional premium payments. The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table:

                      SIMPLIFIED UNDERWRITING
ISSUE AGE             MAXIMUM INITIAL PREMIUM
--------------------  ------------------------
0-34................        Not available
35-44...............       $       15,000
45-54...............       $       30,000
55-64...............       $       50,000
65-80...............       $      100,000
Over age 80.........        Not available

Additional premium payments may be made at any time, subject to the following conditions:

    - only one additional premium payment may be made in any Contract Year;

    - each additional premium payment must be at least
      $500;

11

    - the attained age of the Insured must be less than age 86; and

    - absent submission of new evidence of insurability of the insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment."


    - the Guaranteed Additional Payment is the lesser of $5,000 or a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).


Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code. The Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject any additional premium payment for any reason.

Unless you request otherwise in writing, any additional premium payment received while a Contract loan exists will be applied: first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

Additional premiums may be paid at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

ALLOCATION OF PREMIUMS

Upon completion of underwriting, the Company will either issue a Contract, or deny coverage and return all premiums. If a Contract is issued, the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the Money Market Sub-Account since the date of receipt of the premium, will be allocated on the date the Contract is issued according to the initial premium allocation instructions specified on the application. In the future, the Company may allocate the initial premium (and the interest that would have been earned had the initial premium been invested in the Money Market Sub-Account since its receipt) to the Money Market Sub-Account during the free look period in those states where state law requires premiums to be returned upon exercise of the free-look right.

ACCUMULATION UNIT VALUES

The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Variable Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Fund Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains by that Fund Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Fund Portfolio at the end of the immediately preceding Valuation Period; and then subtracting from the result an amount equal to the daily deductions for mortality and expense risk charges imposed during the Valuation Period. Applicants should refer to the prospectuses for the Funds which accompany this prospectus for a description of how the assets of each Fund are valued since such determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub-Account and therefore the Account Value of a Contract. See "Contract Benefits and Rights -- Account Value," page 15.

All valuations in connection with a Contract, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Contract loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium and additional premiums requiring underwriting, will be made on the date the request or payment is received in good order by the Company at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

SPECIALIZED USES OF THE CONTRACT: Because the Contract provides for an accumulation of cash value as well as a death benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Sub-Accounts to which Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased. Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose a purchaser should consider whether the long-term nature of the Contract is

12

consistent with the purpose for which it is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters," Page 23.)


                             DEDUCTIONS AND CHARGES

MONTHLY DEDUCTIONS

On each Monthly Activity Date including the Contract Date, the Company will deduct from the Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with a Contract. Each Monthly Deduction Amount will be deducted pro rata from each Variable Sub-Account attributable to the Contract such that the proportion of Account Value of the Contract attributable to each Sub-Account remains the same before and after the deduction. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Benefits and Rights -- Lapse and Reinstatement," page
17. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:

COST OF INSURANCE CHARGE: The cost of insurance charge covers the Company's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the 10th Contract Year. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 will be included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's substandard rating.

The cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because the difference is the amount for which the Company is at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, and (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights" on page 15.)

EXAMPLE:

Specified Amount                         =  $ 100,000
Account Value on the Monthly
 Activity Date                           =  $  30,000
Insured's attained age                   =         45
Death Benefit ratio for age 45           =       2.15

On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000 x 2.15 = $64,500). Since the Account Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference ($100,000 - $30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15 x $50,000), since this is greater than the Specified Amount ($100,000). The cost of insurance rates in that case would be applied to ($107,500 - $50,000) = $57,500.

Because the Account Value and, as a result, the amount for which the Company is at risk under a Contract may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once a risk rating class has been assigned to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

TAX EXPENSE CHARGE: The Company will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes related to the receipt of premiums under the Contract and that results from the application of section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. The premium tax deduction will be imposed regardless of a contract owner's state of residence and, therefore, is made whether or not any

13
premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, the Company does not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse the Company for approximate expenses incurred for federal taxes resulting from the application of Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE: The Company will deduct monthly from the Account Value an administrative expense charge equal to an annual rate of 0.25%. This charge compensates the Company for administrative expenses incurred in the administration of the Variable Account and the Contracts.

All monthly deductions are taken by canceling Accumulation Units of the Variable Account under your Contract.

OTHER DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE: The Company will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks the Company assumes in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. The Company also assumes a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based on the Monthly Activity Date preceding the death of an Insured. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.



ANNUAL MAINTENANCE FEE: If the aggregate premiums paid on a Contract are less than $50,000, the Company will deduct from the Account Value an Annual Maintenance Fee of $35 on each Contract Anniversary. This fee will help reimburse the Company for administrative and maintenance costs of the Contracts.


TAXES CHARGED AGAINST THE VARIABLE ACCOUNT: Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of premiums under the Contract). The Company may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account or this class of Contracts may also be made.

CHARGES AGAINST THE FUNDS: The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios:

                                 FUND EXPENSES
                        (AS A PERCENTAGE OF FUND ASSETS)


                                                           TOTAL FUND
                             MANAGEMENT        OTHER         ANNUAL
PORTFOLIO                       FEES          EXPENSES      EXPENSES
-------------------------  ---------------  ------------  ------------
VIS Dividend Growth......        0.56%(1)        0.01%         0.57%
VIS European Growth......        1.00%           0.11%         1.11%
VIS Utilities............        0.65%(2)        0.02%         0.67%
VIS Quality Income
 Plus....................        0.50%(3)        0.03%         0.53%
VIP Growth...............        0.61%           0.08%         0.69%%(4)
VIP High Income..........        0.59%           0.12%         0.71%
VIP II Contrafund........        0.61%           0.13%         0.74%(4)
Dreyfus Socially
 Responsible Growth......        0.72%           0.24%         0.96%(5)
VIF Small Company
 Stock...................        0.56%           0.19%         0.75%(5)
VIF Growth & Income......        0.75%           0.08%         0.83%
VIF Money Market.........        0.50%           0.12%         0.62%
MFS Emerging Growth
 Series(6)...............        0.75%           0.25%         1.00%
MFS Limited Maturity
 Series(6)...............        0.55%           0.45%         1.00%
VP International.........        1.50%           0.00%         1.50%
VP Balanced..............        1.00%           0.00%         1.00%


------------

(1)  The management fee is 0.625% for net assets of up to $500 million. For net assets which exceed $500 million, but do not exceed $1 billion, the management fee is 0.50% and for net assets that exceed $1 billion, the management fee is 0.475%.

(2) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee is 0.55%.

(3) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee is 0.45%.


(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .67% for Growth Portfolio and .71% for Contrafund Portfolio.



(5) From time to time, The Dreyfus Corporation and, with respect to Dreyfus Socially Responsible Growth, NCM Capital Management Group, Inc., in their sole discretion may waive all or part of their fees and/or voluntarily assume certain expenses. As of the date of this prospectus, certain fees are being waived or expenses being

14

     assumed on a voluntary basis. Without such waivers or reimbursement, the Management Fees, Other Expenses and Total Fund Annual Expenses that would have been incurred for the fiscal year ended December 31, 1996 would be--Dreyfus Socially Responsible Growth: 0.75%, 0.24% and 0.99%, respectively; VIP Small Company Stock: 0.75%, 0.19% and 0.94%, respectively. There is no guarantee that any fee waiver or expense reimbursement will continue in the future.



(6) The Adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the Series during the current fiscal year: 0.45% for the Limited Maturity Series and 0.25% for the Emerging Growth Series. See "Information Concerning Shares of Each Series--Expenses." Otherwise, "Other Expenses" and "Total Operating Expenses" for each Series would be: 0.41% and 1.16% for Emerging Growth and 7.00% and 7.55% for Limited Maturity respectively.


WITHDRAWAL CHARGE: Upon surrender of the Contract and partial withdrawals in excess of the Free Withdrawal Amount, a Withdrawal Charge may be assessed. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

                        PERCENTAGE OF INITIAL
CONTRACT YEAR             PREMIUM WITHDRAWN
-------------------  ---------------------------
1..................               7.75%
2..................               7.75%
3..................               7.75%
4..................               7.25%
5..................               6.25%
6..................               5.25%
7..................               4.25%
8..................               3.25%
9..................               2.25%
10+................               0.00%

After the ninth Contract Year, no Withdrawal Charges will be imposed. In addition, no Withdrawal Charge will be imposed on any withdrawal to the extent that aggregate Withdrawal Charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. The Withdrawal Charge may be waived under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights -- Confinement Waiver Benefit", page 18.

The Withdrawal Charge is imposed to cover a portion of the sales expense incurred by the Company in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses.

DUE AND UNPAID PREMIUM TAX CHARGE: During the first nine Contract Years, a charge for due and unpaid premium tax will be imposed on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Account Value withdrawn:

                        PERCENTAGE OF INITIAL
YEAR                      PREMIUM WITHDRAWN
-------------------  ---------------------------
1..................               2.25%
2..................               2.00%
3..................               1.75%
4..................               1.50%
5..................               1.25%
6..................               1.00%
7..................               0.75%
8..................               0.50%
9..................               0.25%
10+................               0.00%

After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. The percentages indicated above are guaranteed not to increase.

15

                          CONTRACT BENEFITS AND RIGHTS

DEATH BENEFIT

The Contracts provide for the payment of Death Benefit Proceeds to the named beneficiary when the Insured under the Contract dies. The Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amounts occurring during a Grace Period (if applicable). The Death Benefit equals the greater of (1) the Specified Amount or
(2) the Account Value multiplied by the Death Benefit Ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

EXAMPLES:

                                     A           B
                                 ----------  ----------
Specified Amount:                $  100,000  $  100,000
Insured's Age:                           45          45
Account Value on Date of Death:  $   48,000  $   34,000
Death Benefit Ratio                    2.15        2.15

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit Ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the Proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) or $73,100 (the Account Value of $34,000 multiplied by the Death Benefit Ratio of 2.15).

All or part of the Proceeds may be paid in cash or applied under an Income Plan. See "Other Matters -- Payment Options," page 20.

ACCELERATED DEATH BENEFIT

If the Insured becomes terminally ill, the Contract Owner may request an accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request, and (2) $250,000 for all policies issued by the Company which cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date. If the Insured is terminally ill as the result of an accident, the accelerated Death Benefit is available if the accident occurred after the Issue Date.

We will pay benefits due under the accelerated Death Benefit provision upon receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. The Company also reserves the right to require supporting documentation of the diagnosis and to require (at the Company's expense) an examination of the Insured by a physician of the Company's choice to confirm the diagnosis. The amount of the payment will be the amount requested by the Contract Owner, reduced by the sum of (1) a 12 month interest discount to reflect the early payment; (2) an administrative fee (not to exceed $250); and (3) a pro rata amount of any outstanding Contract loan and accrued loan interest. After the payment has been made, the Specified Amount, the Account Value and any outstanding Contract loan will be reduced on a prorata basis.

Only one request for an accelerated Death Benefit per Insured is allowed. The accelerated Death Benefit may not be available in all states.

ACCOUNT VALUE

The Account Value of a Contract will be computed on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the Monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the net asset value of the Funds to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Day by the then Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page 11.

16

TRANSFER OF ACCOUNT VALUE

While the Contract remains in force and subject to the Company's transfer rules then in effect, the Contract Owner may request that part or all of the Account Value of a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. The Company reserves the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum amount that can be transferred is shown on the Contract Data page (currently, there is no minimum).

Telephone transfer requests will be accepted by the Company if received at 1(800)526-4827 by 4:00 p.m., Eastern Time. Telephone transfer requests received at any other telephone number or after 4:00 p.m., Eastern Time will not be accepted by the Company. Telephone transfer requests received before 4:00 p.m., Eastern Time are effected at the next computed value. Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.

As a result of a transfer, the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of the Sub-Account from which the transfer is made on the Valuation Date the Company receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day the Company receives the transfer request.

DOLLAR COST AVERAGING

Transfers may be made automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits the Owner to transfer a specified amount every month (or some other frequency as may be determined by the Company) from the Money Market Sub-Account to any other Variable Sub-Account. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market.

AUTOMATIC PORTFOLIO REBALANCING

Transfers may be made automatically through Automatic Portfolio Rebalancing while the Contract is in force. By electing Automatic Portfolio Rebalancing, the Account Value in the Variable Sub-Accounts will be rebalanced to the desired allocation on a quarterly basis, determined from the first date that you decide to rebalance. Each quarter, Account Value will be transferred among Variable Sub-Accounts to achieve the desired allocation.

The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to receipt of the written request.

CONTRACT LOANS

While the Contract is in force, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are Preferred Loans (described below) and non-Preferred Loans. Both types of loans are secured by the Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary), less any due and unpaid Monthly Deduction Amounts, and less any Annual Maintenance Fee due on or before the next Contract Anniversary.

The loan amount will be transferred pro rata from each Variable Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will be credited with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates determined by the Company from time to time, but which will not

17
exceed the maximum rate indicated in the Contract (currently, 8% per year). The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, the Company will give written notice to the Contract Owner that unless the Company receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.

All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, the repayment will be allocated among the Variable Sub-Accounts in the same percentage as subsequent payments are allocated (unless the Contract Owner requests a different allocation), and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a Grace Period must be repaid before the Contract will be reinstated. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 17.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Benefit Proceeds and Cash Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT

While the Contract is in force, a Contract Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, the Contract Owner will receive the Cash Surrender Value determined as of the day the Company receives the Contract Owner's written request or the date requested by the Contract Owner, whichever is later. The Cash Surrender Value equals the Cash Value less the Annual Maintenance Fee and any Indebtedness. The Company will pay the Cash Surrender Value of the Contract within seven days of receipt by the Company of the written request or on the effective surrender date requested by the Contract Owner, whichever is later.


The Contract will terminate on the date of receipt of the written request, or the date the Contract Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page 23.


The Contract Owner may elect to apply the surrender proceeds to an Income Plan (see "Other Matters -- Payment Options," page 20).

PARTIAL WITHDRAWALS

While the Contract is in force, a Contract Owner may elect, by written request, to make partial withdrawals of at least $50 from the Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

    - the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

    - the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.


Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a Withdrawal Charge and any due and unpaid premium tax charges. See "Deductions and Charges -- Other Deductions -- Withdrawal Charge" and "Premium Tax Charge." For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page 23.


MATURITY

The Contracts have no maturity date.

LAPSE AND REINSTATEMENT

The Contract will remain in force until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. The Company

18
will give written notice to the Contract Owner that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("Grace Period"), there is a danger of lapse.

The Contract will continue through the Grace Period, but if no payment is forthcoming, it will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the Proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page 15.

If the Contract lapses, the Contract Owner may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) required under the Contract. A request for reinstatement must be made within five years of the date the Contract entered a Grace Period. If a loan was outstanding at the time of lapse, the Company will require repayment of the loan before permitting reinstatement. In addition, the Company reserves the right to require evidence of insurability satisfactory to the Company. The reinstatement premium is equal to an amount sufficient to (1) cover all Monthly Deduction Amounts and Annual Maintenance Fee due and unpaid during the Grace Period, and
(2) keep the Contract in force for three months after the date of reinstatement. The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, Cost of Insurance, and Tax Expense Charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS

A Contract Owner has a limited right to return a Contract for cancellation. If the Contract is returned for cancellation by mail or personal delivery to the Company or to the agent who sold the Contract within 10 days after delivery of the Contract to the Contract Owner (a longer free-look period is provided in certain states), the Company will return to the Contract Owner within 7 days the sum of (1) the Account Value on the date the returned Contract is received by the Company or its agent; and (2) any deductions under the Contract or by the Funds for taxes, charges or fees. Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, it may be exchanged during the first 24 months after its issuance for a non-variable permanent life insurance contract offered by the Company on the life of the Insured. The Company reserves the right to make available a permanent life insurance contract offered by the Company's account or any affiliated company without evidence of insurability. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract. The Company reserves the right to make such a contract available that is offered by the Company's parent or by any affiliate of the Company.

CONFINEMENT WAIVER BENEFIT

Under the terms of an amendatory endorsement to the Contract, the Company will waive any Withdrawal Charges on Partial Withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital for a period of more than 90 consecutive days beginning 30 days or more after the Issue Date, or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS

The Company will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Commission has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.

19

LAST SURVIVOR CONTRACTS

The Contracts are offered on a single life and "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

1. Last survivor Contracts are offered for prospective insured persons age 18-85.

2.  The cost of insurance charges under the last survivor
    Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix A," page A-1.

3. To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

4.  For a last survivor Contract to be reinstated, both
    Insureds must be alive on the date of reinstatement.

5. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


6.  Additional tax disclosures applicable to last survivor
    Contracts are provided in "Federal Tax Matters," page 23.


7. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

8. The Confinement Waiver Benefit is available upon confinement of either insured.

                                  OTHER MATTERS

VOTING RIGHTS

In accordance with its view of presently applicable law, the Company will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Contract Owners (or the assignee of the Contract, as the case may be) having a voting interest in the Variable Account. The number of shares of a Fund Portfolio held in a Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Fund Portfolio. The Company will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares owned by the Company) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if the Company's present interpretation should change and, as a result, the Company determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners are entitled to give voting instructions to the Company with respect to Fund Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for that Fund. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Contract Benefits and Rights -- Contract Loans," page 16) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the prospectuses for the Funds which accompany this prospectus to determine matters on which Fund shareholders may vote.

The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.

In addition, the Company itself may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Funds if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Contract Owners.

STATEMENTS TO CONTRACT OWNERS

The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, the Company will send to each Contract Owner a statement showing the Coverage Amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The

20
statement will also show premium paid, and Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST

The Company may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for 2 years from its effective date. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.

MISSTATEMENT AS TO AGE AND SEX

If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

PAYMENT OPTIONS

The surrender proceeds or Death Benefit Proceeds under the Contracts may be paid in a lump sum or may be applied to one of the Company's Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, the Company may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or it may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the Proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from the Company's general account. They do not reflect the investment experience of the Variable Account. Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by the Company which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. The Company may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. The Company may also require proof that such person(s) are living before it makes each payment.

The following options are available under the Contracts (the Company may offer other payment options):

    INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS

    The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

    INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS

    The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

    The Company will make any other arrangements for income payments as may be agreed on.

BENEFICIARY

The applicant names the beneficiary in the application for the Contract. The Contract Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, the Proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.

ASSIGNMENT*

Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.

DIVIDENDS

No dividends will be paid under the Contracts.

*Most or all states permit collateral assignments. Very few states actually require that contracts in that state allow for a collateral assignment.

21

                EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY

The directors and executive officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).


LOUIS G. LOWER, II, 51, Chief Executive Officer and Chairman of the Board
(1995)*


Also Director (1986-Present) and Senior Vice President (1995-Present) of Allstate Insurance Company; Director (1991-Present) of Allstate Life Financial Services, Inc.; Director (1986-Present) and President (1990-Present) Allstate Life Insurance Company; Director (1983-Present) and Chairman of the Board (1990-Present) of Allstate Life Insurance Company of New York; Director (1990-Present), Chairman of the Board of Directors and Chief Executive Officer (1995-Present), Chairman of the Board of Directors and President (1990-1995) of Glenbrook Life Insurance Company; Director and Chairman of the Board (1995-Present) of Laughlin Group Holdings, Inc.; Director and Chairman of the Board of Directors and Chief Executive Officer (1989-Present) Lincoln Benefit Life Company; Director (1986-Present), Chairman of the Board of Directors and Chief Executive Officer (1995-Present) of Northbrook Life Insurance Company; and Chairman of the Board of Directors and Chief Executive Officer (1995-Present) Surety Life Insurance Company.



PETER H. HECKMAN, 51, President, Chief Operating Officer and Director (1996)*


Also Director and Vice President (1988-Present) of Allstate Life Insurance Company; Director (1990-1996), Vice President (1989-Present), Allstate Life Insurance Company of New York; Director (1991-1993) of Allstate Life Financial Services, Inc.; Director (1990-Present), President and Chief Operating Officer (1996-Present), and Vice President (1990-1996), Glenbrook Life Insurance Company; Director (1995-Present) and Vice Chairman of the Board (1996-Present) Laughlin Group Holdings, Inc.; Director (1990-Present) and Vice Chairman of the Board (1996-Present) Lincoln Benefit Life Company; Director (1988-Present) President and Chief Operating Officer (1996-Present), and was Vice President (1989-1996), Northbrook Life Insurance Company; and Director (1995-Present) and Vice Chairman of the Board (1996-Present) Surety Life Insurance Company.



MICHAEL J. VELOTTA, 50, Vice President, Secretary, General Counsel, and Director
(1992)*


Also Director and Secretary (1993-Present) of Allstate Life Financial Services, Inc.; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company of New York; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Glenbrook Life Insurance Company; Director and Secretary (1995-Present) Laughlin Group Holdings, Inc.; Director (1992-Present) and Assistant Secretary (1995-Present) Lincoln Benefit Life Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Northbrook Life Insurance Company; and Director and Assistant Secretary (1995-Present) Surety Life Insurance Company.



JOHN R. HUNTER, 41, Director (1996)*


Also Assistant Vice President (1990-Present) Allstate Life Insurance Company; Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1996-Present) Glenbrook Life Insurance Company; and Director (1994-Present) and Assistant Vice President (1990-Present) Northbrook Life Insurance Company.



G. CRAIG WHITEHEAD, 50, Senior Vice President and Director (1995)*


Also Assistant Vice President (1991-Present) Allstate Life Insurance Company; Director (1994-Present) Assistant Vice President (1991-Present) Glenbrook Life Insurance Company; Assistant Vice President (1992-Present) Secretary (1995) Glenbrook Life and Annuity Company; Director (1995-Present) Laughlin Group Holdings, Inc.



MARLA G. FRIEDMAN, 43, Vice President (1996)*


Also Director (1991-Present) and Vice President (1988-Present) Allstate Life Insurance Company; Director (1993-1996) Allstate Life Financial Services, Inc.; Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1991-1996), President and Chief Operating Officer (1995-1996) and Vice President (1990-1995) and (1996-Present) Glenbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) Laughlin Group Holdings, Inc.; and Director (1989-1996), President and Chief Operating Officer (1995-1996) and Vice President (1996-Present) Northbrook Life Insurance Company.



KEVIN R. SLAWIN, 39, Vice President (1996)*


Also Assistant Vice President and Assistant Treasurer (1995-1996) Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Financial Services, Inc.; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company of New York; Director and Vice President (1996-Present)

22


and Assistant Treasurer (1995-1996) Glenbrook Life Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Laughlin Group Holdings, Inc.; Director (1996-Present) Lincoln Benefit Life Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Northbrook Life Insurance Company; Director (1996-Present) Surety Life Insurance Company; and Assistant Treasurer and Director (1994-1995) Sears Roebuck and Co.; and Treasurer and First Vice President (1986-1994) Sears Mortgage Corporation.



CASEY J. SYLLA, 53, Chief Investment Officer (1995)*


Also Director (1995-Present ) Senior Vice President and Chief Investment Officer (1995-Present) Allstate Insurance Company; Director (1995-Present) Chief Investment Officer (1995-Present) Allstate Life Insurance Company; Chief Investment Officer (1995-Present) Allstate Life Insurance Company of New York; Chief Investment Officer (1995-Present) Glenbrook Life Insurance Company; and Director and Chief Investment Officer (1995-Present) Northbrook Life Insurance Company. Prior to 1995 he was Senior Vice President and Executive Officer-Investments (1992-1995) of Northwestern Mutual Life Insurance Company.



JAMES P. ZILS, 46, Treasurer (1995)*


Also Vice President and Treasurer (1995-Present) Allstate Insurance Company; Treasurer (1995-Present) Allstate Life Financial Services, Inc.; Treasurer (1995-Present) Allstate Life Insurance Company; Treasurer (1995-Present) Allstate Life Insurance Company of New York; Treasurer (1995-Present) Glenbrook Life Insurance Company; Treasurer (1995-Present) Laughlin Group Holdings, Inc.; and Treasurer (1995-Present) Northbrook Life Insurance Company. From 1993 to 1995, he was Vice President of Allstate Life Insurance Company. Prior to 1993, he held various management positions.


* Date elected to current office.

                         DISTRIBUTION OF THE CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business. The Contracts will be sold by life insurance sales representatives who represent the Company and who are registered representatives of Allstate Life Financial Services, Inc. ("ALFS") or certain other registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable Federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

ALFS, the principal underwriter for the Contracts, was incorporated on March 25, 1988 under the laws of the State of Illinois. Its principal business offices are located 3100 Sanders Road, Northbrook, Illinois. ALFS' officers and employees are covered by a brokers' blanket bond in the amount of $5,000,000. The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 7.25% of initial and subsequent premiums. From time to time, the Company may pay or permit other promotional incentives, in cash or credit or other compensation.

                          SAFEKEEPING OF THE VARIABLE
                                ACCOUNT'S ASSETS

The assets of the Variable Account are held by the Company. The assets of the Variable Account are kept physically segregated and held separate and apart from the General Account of the Company. The Company maintains records of all purchases and redemptions of shares of the Funds.

                               FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or purchase of a life insurance contract depend upon the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from the Company and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized

23
net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAXATION OF CONTRACT BENEFITS


In order to qualify as a life insurance contract for federal income tax purposes, the Contract must meet the definition of a life insurance contract set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a contract that is treated as life insurance. The manner in which Section 7702 should be applied to certain features of the Contract offered in this prospectus is not directly addressed in Section 7702. Nevertheless, the Company believes that the Contract will meet the Section 7702 definition of a life insurance contract. This means that:



    - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and



    - the Contract Owner should not be considered in constructive receipt of the Cash Value of the Contract, including any increases, until actual cancellation of the Contract.



In addition, in the absence of final regulations or other pertinent interpretations of Section 7702, there is necessarily some uncertainty as to whether a substandard risk Contract will meet the statutory life insurance contract definition. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such Contract would not provide most of the tax advantages normally provided by a life insurance contract. The Company reserves the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.


If you own and are the Insured under the Contract, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is other than your estate but you retained incidents of ownership in the Contract, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include, but are not limited to, the right to change beneficiaries, to assign the Contract or revoke an assignment, to pledge the Contract or to obtain a policy loan. If you own and are the Insured under the Contract and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance tax consequences may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of such individuals) two or more generations below that of the transferor may be subject to the federal generation skipping transfer tax.


In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS


A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange of a life insurance contract that is not a modified endowment contract will not cause the new contract to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance contract that is a modified endowment contract for a new life insurance contract will always cause the new contract to be a modified endowment contract. A contract that is classified as a modified endowment contract is

24
generally eligible for the beneficial tax treatment accorded to life insurance. Accordingly, the death benefit is excluded from income and increments in value are not subject to current taxation. If a person receives any amount as a policy loan from a modified endowment contract, or assigns or pledges any part of the value of the contract, such amount is treated as a distribution. Unlike other life insurance contracts, distributions received before the insured's death are treated first as income (to the extent of gain) and then as recovered investment in the contract. Any amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions: (1) distributions made on or after the date on which the taxpayer attains age 59 1/2; (2) distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same Contract Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

DIVERSIFICATION REQUIREMENTS


For a Contract to be treated as a variable life insurance contract for federal tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as a variable life insurance contract for federal income tax purposes and the Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Fund Portfolios or their investments, the Company expects the Fund Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT

In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among sub-accounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that guidance would be issued in the future regarding the extent that owners could direct their investments among sub-accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued.


The ownership rights under this contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Contract Owner being treated as the owner of the Variable Account. In those circumstances, income and gain from the Variable Account assets would be includible in the Contract Owner's gross income. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. It is possible that Treasury Department's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of the assets of the Variable Account. However, the Company makes no guarantee that such modification to the Contract will be successful.



POLICY LOAN INTEREST



Interest paid on loans against a Contract is generally not deductible.


                    ADDITIONAL INFORMATION ABOUT THE COMPANY

The Company also acts as the sponsor for three other of its separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation,

25
of which the Company is an indirect wholly-owned subsidiary.

                               LEGAL PROCEEDINGS

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on the financial condition of the Company or the Variable Account.

                                 LEGAL MATTERS


Sutherland, Asbill & Brennan, L.L.P., of Washington, D.C., has provided advice on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.


                             REGISTRATION STATEMENT


A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts.


                                    EXPERTS


The financial statements and financial statement schedule of the Company included in this Prospectus have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, IL 60601-6779, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The hypothetical Contract illustrations included in this Prospectus have been approved by Diana Montigney, FSA, and are included in reliance upon her opinion as to their reasonableness.

                             FINANCIAL INFORMATION

Financial statements for the Variable Account are not included herein because, as of the date of this Prospectus, sales of the Contracts had not commenced and the Variable Account therefore had no assets. The financial statements for the Company appearing immediately below should be considered as bearing only on the ability of the Company to fulfill its obligations under the Contracts. They do not relate to the investment performance of the Variable Account.

                          INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:



We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company") as of December 31, 1996 and 1995, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1996. Our audits also included Schedule IV -- Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV -- Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.



/s/ Deloitte & Touche LLP



Chicago, Illinois


February 21, 1997

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION



                                                                                                     DECEMBER 31,
                                                                                              --------------------------
                                                                                                  1996          1995
($ IN THOUSANDS)                                                                              ------------  ------------
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $46,925 and $44,112)...............  $     49,389  $     48,815
  Short-term................................................................................         1,287         2,102
                                                                                              ------------  ------------
  Total investments.........................................................................        50,676        50,917

Reinsurance recoverable from Allstate Life Insurance Company................................     2,060,419     1,340,925
Cash........................................................................................            --           264
Net receivable from affiliates..............................................................        19,206            --
Other assets................................................................................         2,049         2,021
Separate Accounts...........................................................................       272,420        15,578
                                                                                              ------------  ------------
      Total assets..........................................................................  $  2,404,770  $  1,409,705
                                                                                              ------------  ------------
                                                                                              ------------  ------------
LIABILITIES
Contractholder funds........................................................................  $  2,060,419  $  1,340,925
Income taxes payable........................................................................           653         1,637
Deferred income taxes.......................................................................         1,528         1,828
Net payable to affiliates...................................................................            --           255
Separate Accounts...........................................................................       260,290         5,048
                                                                                              ------------  ------------
      Total liabilities.....................................................................     2,322,890     1,349,693
                                                                                              ------------  ------------
SHAREHOLDER'S EQUITY
Common stock, $500 par value, 4,200 shares authorized, issued, and outstanding..............         2,100         2,100
Additional capital paid-in..................................................................        69,641        49,641
Unrealized net capital gains................................................................         2,790         3,357
Retained income.............................................................................         7,349         4,914
                                                                                              ------------  ------------
      Total shareholder's equity............................................................        81,880        60,012
                                                                                              ------------  ------------
      Total liabilities and shareholder's equity............................................  $  2,404,770  $  1,409,705
                                                                                              ------------  ------------
                                                                                              ------------  ------------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS



                                                                                              YEAR ENDED DECEMBER 31,
                                                                                          -------------------------------
                                                                                            1996       1995       1994
($ IN THOUSANDS)                                                                          ---------  ---------  ---------
REVENUES
Net investment income...................................................................  $   3,774  $   3,996  $   2,017
Realized capital gains and losses.......................................................         --        459         --
                                                                                          ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE........................................................      3,774      4,455      2,017
INCOME TAX EXPENSE......................................................................      1,339      1,576        723
                                                                                          ---------  ---------  ---------
NET INCOME..............................................................................  $   2,435  $   2,879  $   1,294
                                                                                          ---------  ---------  ---------
                                                                                          ---------  ---------  ---------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                                          YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------
                                                                                        1996       1995       1994
($ IN THOUSANDS)                                                                      ---------  ---------  ---------
COMMON STOCK........................................................................  $   2,100  $   2,100  $   2,100
                                                                                      ---------  ---------  ---------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..........................................................     49,641     49,641      9,641
Capital contributions...............................................................     20,000         --     40,000
                                                                                      ---------  ---------  ---------
Balance, end of year................................................................     69,641     49,641     49,641
                                                                                      ---------  ---------  ---------
UNREALIZED NET CAPITAL GAINS
Balance, beginning of year..........................................................      3,357     (1,118)       693
Net (decrease) increase.............................................................       (567)     4,475     (1,811)
                                                                                      ---------  ---------  ---------
Balance, end of year................................................................      2,790      3,357     (1,118)
                                                                                      ---------  ---------  ---------
RETAINED INCOME
Balance, beginning of year..........................................................      4,914      2,035        741
Net income..........................................................................      2,435      2,879      1,294
                                                                                      ---------  ---------  ---------
Balance, end of year................................................................      7,349      4,914      2,035
                                                                                      ---------  ---------  ---------
    Total shareholder's equity......................................................  $  81,880  $  60,012  $  52,658
                                                                                      ---------  ---------  ---------
                                                                                      ---------  ---------  ---------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS



                                                                                         YEAR ENDED DECEMBER 31,
                                                                                     -------------------------------
                                                                                       1996       1995       1994
($ IN THOUSANDS)                                                                     ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.........................................................................  $   2,435  $   2,879  $   1,294
Adjustments to reconcile net income to net cash provided by operating activities
  Change in deferred income taxes..................................................          4        (39)        71
  Realized capital gains and losses................................................         --       (459)        --
  Changes in other operating assets and liabilities................................       (510)     1,217       (251)
                                                                                     ---------  ---------  ---------
    Net cash provided by operating activities......................................      1,929      3,598      1,114
                                                                                     ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales..............................................................         --      7,836         --
  Investment collections...........................................................      2,891      1,568        649
  Investment purchases.............................................................     (5,667)    (1,491)   (42,729)
Participation in Separate Accounts.................................................       (232)   (10,069)        --
Change in short-term investments, net..............................................        815     (1,178)       667
                                                                                     ---------  ---------  ---------
    Net cash used in investing activities..........................................     (2,193)    (3,334)   (41,413)
                                                                                     ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution...............................................................         --         --     40,000
                                                                                     ---------  ---------  ---------
    Net cash provided by financing activities......................................         --         --     40,000
                                                                                     ---------  ---------  ---------
NET (DECREASE) INCREASE IN CASH....................................................       (264)       264       (299)
CASH AT BEGINNING OF YEAR..........................................................        264         --        299
                                                                                     ---------  ---------  ---------
CASH AT END OF YEAR................................................................  $      --  $     264  $      --
                                                                                     ---------  ---------  ---------
                                                                                     ---------  ---------  ---------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Noncash financing activity:
  Capital contribution receivable from Allstate Life Insurance Company.............  $  20,000  $      --  $      --
                                                                                     ---------  ---------  ---------
                                                                                     ---------  ---------  ---------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)



1.  GENERAL



BASIS OF PRESENTATION



The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These financial statements have been prepared in conformity with generally accepted accounting principles.



To conform with the 1996 presentation, certain items in the prior years' financial statements and notes have been reclassified.



NATURE OF OPERATIONS



The Company markets interest-sensitive life insurance and various annuity products in the United States through banks and broker-dealers. Annuities include deferred annuities, such as variable annuities and fixed rate flexible premium annuities. The Company has entered into exclusive distribution arrangements with management investment companies to market its variable annuity contracts.



Annuity and life insurance contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. These contracts are reinsured with ALIC (see Note
3), which invests premiums and deposits to create cash flows that will fund future benefits and expenses. In order to support competitive credited rates, ALIC adheres to a basic philosophy of matching assets with related liabilities to limit interest rate risk, while maintaining adequate liquidity and a prudent and diversified level of credit risk.



The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal legislation and regulation which would allow banks greater participation in securities and insurance businesses, which could present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the market for these products.



The Company is authorized to sell life and annuity products in all states except New York, as well as the District of Columbia. The top geographic locations for statutory premiums earned are Florida, California, Pennsylvania, Michigan, Oregon, Texas and Georgia for the year ended December 31, 1996. No other jurisdiction accounted for more than 5% of statutory premiums. All premiums and contract charges are ceded to ALIC under reinsurance agreements.



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



INVESTMENTS



Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.



Short-term investments are carried at cost which approximates fair value.



Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.



RECOGNITION OF PREMIUM REVENUE AND CONTRACT CHARGES



Revenues on interest-sensitive life insurance contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on annuities, which are considered investment contracts,

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances.



REINSURANCE



The Company and ALIC entered into a reinsurance agreement effective on June 5, 1992. All business issued subsequent to that date is ceded to ALIC. Life insurance in force prior to that date is ceded to non-affiliated reinsurers. Contract charges and credited interest are ceded and shown net of such cessions in the statements of operations. Under the reinsurance agreement with ALIC, all premiums and deposits are transferred to ALIC. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred to ALIC under the reinsurance agreement. Reinsurance recoverable and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.



INCOME TAXES



The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax regulations. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.



SEPARATE ACCOUNTS



During 1995, the Company began issuing flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and shown in the accompanying statements of financial position as assets and liabilities of the Separate Accounts (Glenbrook Life and Annuity Company Variable Annuity Account and Glenbrook Life and Annuity Company Separate Account
A), unit investment trusts registered with the Securities and Exchange
Commission.



Assets of the Separate Accounts, including the Company's ownership interest ("Participation"), are invested in funds of management investment companies and are carried at fair value. Unrealized gains and losses on the Company's Participation, net of deferred income taxes, is shown as a component of shareholder's equity. Investment income and realized capital gains and losses arising from the Participation are included in the Company's statements of operations. At December 31, 1996 and 1995, the Participation amounted to $12,130 and $10,530, respectively. The Company intends to liquidate its Participation during 1997.



Investment income and realized capital gains and losses of the Separate Accounts, other than the portion related to the Participation, accrue directly to the contractholders and, therefore, are not included in the accompanying statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges, which are ceded to ALIC.



CONTRACTHOLDER FUNDS



Contractholder funds arise from the issuance of individual or group contracts that include an investment component, including most annuities and interest-sensitive life insurance. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Credited interest rates on contractholder funds ranged from 3.15% to 7.45% for those contracts with fixed interest rates and from 4.25% to 7.90% for those with flexible rates during 1996.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



3.  RELATED PARTY TRANSACTIONS



REINSURANCE



Contract charges ceded to ALIC under reinsurance agreements were $4,254, $1,523 and $409 in 1996, 1995, and 1994, respectively. Credited interest, policy benefits and expenses ceded to ALIC amounted to $113,703, $71,905, and $26,177 in 1996, 1995, and 1994, respectively. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.



BUSINESS OPERATIONS



The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $759, $348 and $271 in 1996, 1995 and 1994, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.



LAUGHLIN GROUP



Laughlin Group, Inc. ("Laughlin") is an indirect wholly owned subsidiary of ALIC. Laughlin markets certain of the Company's flexible premium deferred variable annuity contracts and flexible premium deferred fixed annuity contracts. Sales commissions paid to Laughlin and ceded to ALIC were $8,623 during 1996 and $3,439 subsequent to the Laughlin acquisition in September 1995. The Company had a receivable of $850 from Laughlin at December 31, 1996, which is included in net receivable from affiliates in the statements of financial position.



4.  INVESTMENTS



FAIR VALUES



The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:



                                                                                     GROSS UNREALIZED
                                                                      AMORTIZED   ----------------------    FAIR
                                                                        COST        GAINS     (LOSSES)      VALUE
                                                                     -----------  ---------  -----------  ---------
AT DECEMBER 31, 1996
-------------------------------------------------------------------
U.S. government and agencies.......................................   $  24,265   $   1,722   $      (3)  $  25,984
Corporate..........................................................       6,970          96         (15)      7,051
Mortgage-backed securities.........................................      15,690         664          --      16,354
                                                                     -----------  ---------         ---   ---------
  Total............................................................   $  46,925   $   2,482   $     (18)  $  49,389
                                                                     -----------  ---------         ---   ---------
                                                                     -----------  ---------         ---   ---------

AT DECEMBER 31, 1995
-------------------------------------------------------------------
U.S. government and agencies.......................................   $  24,722   $   3,470   $      --   $  28,192
Corporate..........................................................       1,304         120          --       1,424
Mortgage-backed securities.........................................      18,086       1,113          --      19,199
                                                                     -----------  ---------         ---   ---------
  Total............................................................   $  44,112   $   4,703   $      --   $  48,815
                                                                     -----------  ---------         ---   ---------
                                                                     -----------  ---------         ---   ---------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



4.  INVESTMENTS (CONTINUED)


SCHEDULED MATURITIES



The scheduled maturities for fixed income securities at December 31, 1996 are as follows:



                                                                                          AMORTIZED     FAIR
                                                                                            COST        VALUE
                                                                                         -----------  ---------
Due in one year or less................................................................   $      --   $      --
Due after one year through five years..................................................          --          --
Due after five years through ten years.................................................      22,395      23,325
Due after ten years....................................................................       8,840       9,710
                                                                                         -----------  ---------
                                                                                             31,235      33,035
Mortgage-backed securities.............................................................      15,690      16,354
                                                                                         -----------  ---------
  Total................................................................................   $  46,925   $  49,389
                                                                                         -----------  ---------
                                                                                         -----------  ---------



Actual maturities may differ from those scheduled as a result of prepayments by the issuers.



NET INVESTMENT INCOME



                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
Fixed income securities..........................................................  $   3,478  $   3,850  $   1,984
Short-term.......................................................................        126        113         48
Participation in Separate Accounts...............................................        232         69         --
                                                                                   ---------  ---------  ---------
  Investment income, before expense..............................................      3,836      4,032      2,032
  Investment expense.............................................................         62         36         15
                                                                                   ---------  ---------  ---------
    Net investment income........................................................  $   3,774  $   3,996  $   2,017
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------



PROCEEDS FROM SALES OF FIXED INCOME SECURITIES AND REALIZED CAPITAL GAINS



There were no sales of investments in 1996 or 1994. In 1995, proceeds from sales of investments in fixed income securities were $7,836. These sales resulted in gross realized gains of $459 and related income taxes of $161.



UNREALIZED NET CAPITAL GAINS AND LOSSES



Unrealized net capital gains and losses on fixed income securities and the Company's participation in the Separate Accounts included in shareholder's equity at December 31, 1996 are as follows:



                                                                              AMORTIZED     FAIR     UNREALIZED
                                                                                COST        VALUE     NET GAINS
                                                                             -----------  ---------  -----------
Fixed income securities....................................................   $  46,925   $  49,389   $   2,464
Participation in Separate Accounts.........................................      10,301      12,130       1,829
                                                                             -----------  ---------  -----------
  Total....................................................................   $  57,226   $  61,519       4,293
                                                                             -----------  ---------
                                                                             -----------  ---------
Deferred income taxes......................................................                              (1,503)
                                                                                                     -----------
Unrealized net capital gains...............................................                           $   2,790
                                                                                                     -----------
                                                                                                     -----------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



4.  INVESTMENTS (CONTINUED)


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES



                                                                                     YEAR ENDED DECEMBER 31,
                                                                                 -------------------------------
                                                                                   1996       1995       1994
                                                                                 ---------  ---------  ---------
Fixed income securities........................................................  $  (2,239) $   6,423  $  (2,786)
Participation in Separate Accounts.............................................      1,368        461         --
Deferred income taxes..........................................................        304     (2,409)       975
                                                                                 ---------  ---------  ---------
Change in unrealized net capital gains and losses..............................  $    (567) $   4,475  $  (1,811)
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------



SECURITIES ON DEPOSIT



At December 31, 1996, fixed income securities with a carrying value of $9,105 were on deposit with regulatory authorities as required by law.



5.  FINANCIAL INSTRUMENTS



In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's assets (including reinsurance recoverable) and liabilities (including deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, including accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.



FINANCIAL ASSETS



                                                                                         AT DECEMBER 31,
                                                                           --------------------------------------------
                                                                                    1996                   1995
                                                                           ----------------------  --------------------
                                                                            CARRYING               CARRYING     FAIR
                                                                             VALUE     FAIR VALUE    VALUE      VALUE
                                                                           ----------  ----------  ---------  ---------
Fixed income securities..................................................  $   49,389  $   49,389  $  48,815  $  48,815
Short-term investments...................................................       1,287       1,287      2,102      2,102
Separate Accounts........................................................     272,420     272,420     15,578     15,578



Fair values for fixed income securities are based on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Assets of the Separate Accounts are carried in the statements of financial position at fair value.



FINANCIAL LIABILITIES



                                                                                    AT DECEMBER 31,
                                                                 ------------------------------------------------------
                                                                            1996                        1995
                                                                 --------------------------  --------------------------
                                                                   CARRYING        FAIR        CARRYING        FAIR
                                                                    VALUE         VALUE         VALUE         VALUE
                                                                 ------------  ------------  ------------  ------------
Contractholder funds on investment contracts...................  $  2,059,642  $  1,949,329  $  1,340,925  $  1,282,248
Separate Accounts..............................................       260,290       260,290         5,048         5,048



The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Account liabilities are carried at the fair value of the underlying assets.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



6.  INCOME TAXES



The Company will file a separate federal income tax return and is not a party to any tax sharing agreements in the current tax year.



Prior to the Distribution, the Corporation and all of its domestic subsidiaries including the Company (the "Allstate Group") joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Tax Sharing Agreement.



The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability.



The Company will be eligible for inclusion in the consolidated federal income tax return of the Corporation and its subsidiaries in 1997.



The components of the deferred income tax liability at December 31, 1996 and 1995 are as follows:



                                                                                               AT DECEMBER 31,
                                                                                             --------------------
                                                                                               1996       1995
                                                                                             ---------  ---------
Unrealized net capital gains on fixed income securities....................................  $   1,503  $   1,807
Difference in tax bases of investments.....................................................         25         21
                                                                                             ---------  ---------
  Total deferred liability.................................................................  $   1,528  $   1,828
                                                                                             ---------  ---------
                                                                                             ---------  ---------



The components of income tax expense are as follows:



                                                                                         YEAR ENDED DECEMBER 31,
                                                                                     -------------------------------
                                                                                       1996       1995       1994
                                                                                     ---------  ---------  ---------
Current............................................................................  $   1,335  $   1,615  $     652
Deferred...........................................................................          4        (39)        71
                                                                                     ---------  ---------  ---------
  Total income tax expense.........................................................  $   1,339  $   1,576  $     723
                                                                                     ---------  ---------  ---------
                                                                                     ---------  ---------  ---------



The Company paid income taxes of $2,597, $874 and $57 in 1996, 1995 and 1994, respectively. The Company had income taxes payable of $653 and $1,637 at December 31, 1996 and 1995, respectively.



7.  STATUTORY FINANCIAL INFORMATION



The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                                                             NET INCOME
                                                                                   -------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
Balance per generally accepted accounting principles.............................  $   2,435  $   2,879  $   1,294
  Deferred income taxes..........................................................          4        (39)        71
  Unrealized gain on participation in Separate Accounts..........................      1,368         --         --
  Non-admitted assets and statutory reserves.....................................        (50)      (171)       (80)
                                                                                   ---------  ---------  ---------
Balance per statutory accounting practices.......................................  $   3,757  $   2,669  $   1,285
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



7.  STATUTORY FINANCIAL INFORMATION (CONTINUED)



                                                                                          SHAREHOLDER'S EQUITY
                                                                                          --------------------
                                                                                            AT DECEMBER 31,
                                                                                          --------------------
                                                                                            1996       1995
                                                                                          ---------  ---------
Balance per generally accepted accounting principles....................................  $  81,880  $  60,012
  Deferred income taxes.................................................................      1,528      1,828
  Unrealized gain/loss on fixed income securities.......................................     (2,464)    (4,703)
  Non-admitted assets and statutory reserves............................................     (3,751)    (1,419)
  Other.................................................................................     (1,499)    (1,413)
                                                                                          ---------  ---------
Balance per statutory accounting practices..............................................  $  75,694  $  54,305
                                                                                          ---------  ---------
                                                                                          ---------  ---------



PERMITTED STATUTORY ACCOUNTING PRACTICES



The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Illinois Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.



DIVIDENDS



The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1997 without prior approval of the Illinois Department of Insurance is $7,359.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                           SCHEDULE IV -- REINSURANCE
                                ($ IN THOUSANDS)


                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1996
-------------------------------------------------------------------------------------
Life insurance in force..............................................................  $   2,436  $   2,436  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $   4,254  $   4,254  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------


                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------------
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $   6,571  $   6,571  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                                                                                         GROSS                  NET
                                                                                        AMOUNT      CEDED     AMOUNT
                                                                                       ---------  ---------  ---------
YEAR ENDED DECEMBER 31, 1994
-------------------------------------------------------------------------------------
Life insurance in force..............................................................  $   1,250  $   1,250  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------
Premiums and contract charges:
  Life and annuities.................................................................  $     409  $     409  $      --
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

                                   APPENDIX A

            ILLUSTRATIONS OF ACCOUNT VALUES, CASH SURRENDER VALUES,
                    DEATH BENEFITS, AND ACCUMULATED PREMIUMS

The tables in Appendix A illustrate the way the Contracts operate. They show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%. The tables are based on an initial premium of $10,000 and also show the initial Death Benefit based on that premium. The insureds are assumed to be in the standard underwriting class. Values are first given based on current Contract charges and then based on guaranteed Contract charges. (See "Deductions and Charges.") These tables may assist in the comparison of Death Benefits, Account Values and Cash Surrender Values for the Contracts with those under other variable life insurance contracts that may be issued by other companies.

Death Benefits, Account Values and Cash Surrender Values for a Contract would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period, if the initial premium were paid in another amount, or additional payments were made. They would also be different depending on the allocation of Account Value among the Variable Account's Variable Sub-Accounts, or if the actual gross rate of return for all Variable Sub-Accounts averaged 0%, 6% or 12%, but varied above or below that average for individual Variable Sub-Accounts. They would also differ if any Contract loan or partial withdrawal were made during the period of time illustrated, or if the insured were in another risk class.


The Death Benefits, Account Values and Cash Surrender Values shown in the tables reflect the fact that: a Monthly Deduction Amount (consisting of a cost of insurance charge, tax expense charge, and an administrative expense charge) is deducted from Account Value each Monthly Activity Date and that an Annual Maintenance Fee of $35 is deducted on each Contract Anniversary from all Variable Sub-Accounts to which Account Value is allocated. The values in the tables also reflect a deduction from the Variable Account of a daily charge equal to an annual rate of 0.90% for the mortality and expense risk charge. The Cash Surrender Value shown in the tables reflect the fact that a Withdrawal Charge is imposed on withdrawals in excess of the Free Withdrawal Amount. (See "Deductions and Charges.") The amounts shown in the table are based on an average of the investment advisory fees and operating expenses incurred by the Portfolios, at an annual rate of .85% of the average daily net assets of the Portfolios. (See "Charges and Expenses.")



Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of: (-.85%, 5.15%, and 11.15%,) respectively.


The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Account Values, Cash Surrender Values, and Death Benefits illustrated.

The second column of each table shows the amount that would accumulate if the initial premium of $10,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

Glenbrook Life will furnish upon request a personalized illustration reflecting the proposed insured's age, sex, and underwriting classification. Where applicable, Glenbrook Life will also furnish upon request an illustration for a Contract that is not affected by the sex of the insured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.15% NET)



                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,838       9,988      39,998     10,762       9,912      39,998
          2          11,025        11,749      10,921      39,998     11,587      10,758      39,998
          3          11,576        12,740      11,933      39,998     12,483      11,676      39,998
          4          12,155        13,817      13,074      39,998     13,457      12,713      39,998
          5          12,763        14,989      14,351      39,998     14,515      13,878      39,998
          6          13,401        16,262      15,731      39,998     15,667      15,136      39,998
          7          14,071        17,647      17,222      39,998     16,920      16,495      39,998
          8          14,775        19,153      18,834      39,998     18,286      17,967      39,998
          9          15,513        20,790      20,577      39,998     19,775      19,563      39,998
         10          16,289        22,570      22,570      39,998     21,402      21,402      39,998
         11          17,103        24,629      24,629      39,998     23,276      23,276      39,998
         12          17,959        26,878      26,878      39,998     25,342      25,342      39,998
         13          18,856        29,337      29,337      41,658     27,623      27,623      39,998
         14          19,799        32,027      32,027      44,197     30,144      30,144      41,599
         15          20,789        34,971      34,971      46,862     32,914      32,914      44,105
         16          21,829        38,198      38,198      49,657     35,949      35,949      46,733
         17          22,920        41,721      41,721      53,403     39,262      39,262      50,256
         18          24,066        45,569      45,569      57,417     42,881      42,881      54,030
         19          25,270        49,771      49,771      61,715     46,833      46,833      58,073
         20          26,533        54,361      54,361      66,320     51,150      51,150      62,403
         25          33,864        84,510      84,510      98,032     79,411      79,411      92,117
         35          55,160       206,520     206,520     216,846    193,809     193,809     203,499


------------


(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.15% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,251        9,401      39,998      10,174        9,324      39,998
          2          11,025         10,509        9,681      39,998      10,343        9,514      39,998
          3          11,576         10,775        9,968      39,998      10,507        9,699      39,998
          4          12,155         11,048       10,305      39,998      10,664        9,920      39,998
          5          12,763         11,330       10,692      39,998      10,813       10,176      39,998
          6          13,401         11,619       11,087      39,998      10,952       10,421      39,998
          7          14,071         11,916       11,491      39,998      11,079       10,654      39,998
          8          14,775         12,222       11,903      39,998      11,190       10,871      39,998
          9          15,513         12,537       12,324      39,998      11,283       11,070      39,998
         10          16,289         12,861       12,861      39,998      11,354       11,354      39,998
         11          17,103         13,260       13,260      39,998      11,447       11,447      39,998
         12          17,959         13,673       13,673      39,998      11,515       11,515      39,998
         13          18,856         14,099       14,099      39,998      11,556       11,556      39,998
         14          19,799         14,541       14,541      39,998      11,565       11,565      39,998
         15          20,789         14,997       14,997      39,998      11,539       11,539      39,998
         16          21,829         15,468       15,468      39,998      11,471       11,471      39,998
         17          22,920         15,956       15,956      39,998      11,353       11,353      39,998
         18          24,066         16,459       16,459      39,998      11,176       11,176      39,998
         19          25,270         16,980       16,980      39,998      10,929       10,929      39,998
         20          26,533         17,519       17,519      39,998      10,602       10,602      39,998
         25          33,864         20,496       20,496      39,998       7,263        7,263      39,998
         35          55,160         28,163       28,163      39,998       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.85% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,664        8,814      39,998       9,587        8,737      39,998
          2          11,025          9,338        8,510      39,998       9,169        8,340      39,998
          3          11,576          9,023        8,215      39,998       8,747        7,940      39,998
          4          12,155          8,716        7,972      39,998       8,319        7,575      39,998
          5          12,763          8,419        7,781      39,998       7,883        7,246      39,998
          6          13,401          8,131        7,599      39,998       7,438        6,906      39,998
          7          14,071          7,851        7,426      39,998       6,979        6,554      39,998
          8          14,775          7,580        7,261      39,998       6,505        6,186      39,998
          9          15,513          7,317        7,104      39,998       6,012        5,799      39,998
         10          16,289          7,062        7,062      39,998       5,496        5,496      39,998
         11          17,103          6,849        6,849      39,998       4,975        4,975      39,998
         12          17,959          6,641        6,641      39,998       4,424        4,424      39,998
         13          18,856          6,439        6,439      39,998       3,839        3,839      39,998
         14          19,799          6,241        6,241      39,998       3,217        3,217      39,998
         15          20,789          6,049        6,049      39,998       2,552        2,552      39,998
         16          21,829          5,861        5,861      39,998       1,839        1,839      39,998
         17          22,920          5,679        5,679      39,998       1,068        1,068      39,998
         18          24,066          5,500        5,500      39,998         230          230      39,998
         19          25,270          5,327        5,327      39,998       *            *           *
         20          26,533          5,157        5,157      39,998       *            *           *
         25          33,864          4,373        4,373      39,998       *            *           *
         35          55,160          3,074        3,074      39,998       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,138
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.15% NET)



                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,838       9,988      33,138     10,733       9,883      33,138
          2          11,025        11,749      10,921      33,138     11,531      10,702      33,138
          3          11,576        12,740      11,933      33,138     12,401      11,593      33,138
          4          12,155        13,817      13,074      33,138     13,350      12,607      33,138
          5          12,763        14,989      14,351      33,138     14,389      13,751      33,138
          6          13,401        16,262      15,731      33,138     15,524      14,993      33,138
          7          14,071        17,647      17,222      33,138     16,766      16,341      33,138
          8          14,775        19,153      18,834      33,138     18,124      17,805      33,138
          9          15,513        20,790      20,577      33,138     19,609      19,396      33,138
         10          16,289        22,570      22,570      33,138     21,238      21,238      33,138
         11          17,103        24,629      24,629      33,138     23,123      23,123      33,138
         12          17,959        26,896      26,896      33,138     25,212      25,212      33,138
         13          18,856        29,414      29,414      34,708     27,537      27,537      33,138
         14          19,799        32,177      32,177      37,647     30,117      30,117      35,237
         15          20,789        35,201      35,201      40,833     32,945      32,945      38,217
         16          21,829        38,509      38,509      44,285     36,039      36,039      41,445
         17          22,920        42,138      42,138      47,616     39,434      39,434      44,560
         18          24,066        46,121      46,121      51,194     43,159      43,159      47,906
         19          25,270        50,497      50,497      55,041     47,251      47,251      51,504
         20          26,533        55,310      55,310      59,182     51,753      51,753      55,376
         25          33,864        87,252      87,252      91,614     81,626      81,626      85,708
         35          55,160       212,454     212,454     223,077    196,690     196,690     206,525


------------


(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAYBE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,138
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.15% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,251        9,401      33,138      10,146        9,296      33,138
          2          11,025         10,509        9,681      33,138      10,287        9,458      33,138
          3          11,576         10,775        9,968      33,138      10,424        9,616      33,138
          4          12,155         11,048       10,305      33,138      10,556        9,813      33,138
          5          12,763         11,330       10,692      33,138      10,683       10,046      33,138
          6          13,401         11,619       11,087      33,138      10,802       10,270      33,138
          7          14,071         11,916       11,491      33,138      10,909       10,484      33,138
          8          14,775         12,222       11,903      33,138      11,000       10,681      33,138
          9          15,513         12,537       12,324      33,138      11,069       10,856      33,138
         10          16,289         12,861       12,861      33,138      11,112       11,112      33,138
         11          17,103         13,260       13,260      33,138      11,172       11,172      33,138
         12          17,959         13,673       13,673      33,138      11,204       11,204      33,138
         13          18,856         14,099       14,099      33,138      11,205       11,205      33,138
         14          19,799         14,541       14,541      33,138      11,173       11,173      33,138
         15          20,789         14,997       14,997      33,138      11,103       11,103      33,138
         16          21,829         15,468       15,468      33,138      10,984       10,984      33,138
         17          22,920         15,956       15,956      33,138      10,803       10,803      33,138
         18          24,066         16,459       16,459      33,138      10,542       10,542      33,138
         19          25,270         16,980       16,980      33,138      10,180       10,180      33,138
         20          26,533         17,519       17,519      33,138       9,694        9,694      33,138
         25          33,864         20,496       20,496      33,138       4,372        4,372      33,138
         35          55,160         28,163       28,163      33,138       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,138
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.85% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,664        8,814      33,138       9,559        8,709      33,138
          2          11,025          9,338        8,510      33,138       9,114        8,285      33,138
          3          11,576          9,023        8,215      33,138       8,665        7,857      33,138
          4          12,155          8,716        7,972      33,138       8,212        7,468      33,138
          5          12,763          8,419        7,781      33,138       7,754        7,116      33,138
          6          13,401          8,131        7,599      33,138       7,287        6,756      33,138
          7          14,071          7,851        7,426      33,138       6,808        6,383      33,138
          8          14,775          7,580        7,261      33,138       6,310        5,991      33,138
          9          15,513          7,317        7,104      33,138       5,787        5,575      33,138
         10          16,289          7,062        7,062      33,138       5,236        5,236      33,138
         11          17,103          6,849        6,849      33,138       4,671        4,671      33,138
         12          17,959          6,641        6,641      33,138       4,068        4,068      33,138
         13          18,856          6,439        6,439      33,138       3,426        3,426      33,138
         14          19,799          6,241        6,241      33,138       2,742        2,742      33,138
         15          20,789          6,049        6,049      33,138       2,007        2,007      33,138
         16          21,829          5,861        5,861      33,138       1,211        1,211      33,138
         17          22,920          5,679        5,679      33,138         336          336      33,138
         18          24,066          5,500        5,500      33,138       *            *           *
         19          25,270          5,327        5,327      33,138       *            *           *
         20          26,533          5,157        5,157      33,138       *            *           *
         25          33,864          4,373        4,373      33,138       *            *           *
         35          55,160          3,074        3,074      33,138       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,314
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.15% NET)



                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,838       9,988      19,314     10,657       9,807      19,314
          2          11,025        11,749      10,921      19,314     11,373      10,544      19,314
          3          11,576        12,740      11,933      19,314     12,158      11,351      19,314
          4          12,155        13,817      13,074      19,314     13,025      12,281      19,314
          5          12,763        14,989      14,351      19,314     13,987      13,349      19,314
          6          13,401        16,262      15,731      19,314     15,061      14,530      19,314
          7          14,071        17,652      17,227      19,946     16,271      15,846      19,314
          8          14,775        19,177      18,858      21,286     17,644      17,325      19,584
          9          15,513        20,848      20,635      22,724     19,178      18,965      20,904
         10          16,289        22,683      22,683      24,271     20,863      20,863      22,324
         11          17,103        24,805      24,805      26,046     22,813      22,813      23,953
         12          17,959        27,121      27,121      28,477     24,939      24,939      26,186
         13          18,856        29,645      29,645      31,128     27,258      27,258      28,621
         14          19,799        32,397      32,397      34,017     29,785      29,785      31,274
         15          20,789        35,394      35,394      37,164     32,538      32,538      34,164
         16          21,829        38,656      38,656      40,589     35,533      35,533      37,310
         17          22,920        42,207      42,207      44,317     38,790      38,790      40,730
         18          24,066        46,087      46,087      48,391     42,327      42,327      44,443
         19          25,270        50,327      50,327      52,843     46,163      46,163      48,471
         20          26,533        54,960      54,960      57,708     50,319      50,319      52,835
         25          33,864        85,429      85,429      89,700     76,721      76,721      80,557
         35          55,160       208,081     208,081     210,161    183,284     183,284     185,117


------------


(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,314
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.15% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,251        9,401      19,314      10,067        9,217      19,314
          2          11,025         10,509        9,681      19,314      10,114        9,285      19,314
          3          11,576         10,775        9,968      19,314      10,139        9,331      19,314
          4          12,155         11,048       10,305      19,314      10,138        9,394      19,314
          5          12,763         11,330       10,692      19,314      10,107        9,470      19,314
          6          13,401         11,619       11,087      19,314      10,040        9,509      19,314
          7          14,071         11,916       11,491      19,314       9,929        9,504      19,314
          8          14,775         12,222       11,903      19,314       9,762        9,444      19,314
          9          15,513         12,537       12,324      19,314       9,528        9,316      19,314
         10          16,289         12,861       12,861      19,314       9,212        9,212      19,314
         11          17,103         13,260       13,260      19,314       8,836        8,836      19,314
         12          17,959         13,673       13,673      19,314       8,346        8,346      19,314
         13          18,856         14,099       14,099      19,314       7,718        7,718      19,314
         14          19,799         14,541       14,541      19,314       6,924        6,924      19,314
         15          20,789         14,997       14,997      19,314       5,921        5,921      19,314
         16          21,829         15,468       15,468      19,314       4,654        4,654      19,314
         17          22,920         15,956       15,956      19,314       3,044        3,044      19,314
         18          24,066         16,459       16,459      19,314         982          982      19,314
         19          25,270         16,980       16,980      19,314       *            *           *
         20          26,533         17,519       17,519      19,314       *            *           *
         25          33,864         20,496       20,496      21,521       *            *           *
         35          55,160         28,326       28,326      28,609       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,314
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.85% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,664        8,814      19,314       9,477        8,627      19,314
          2          11,025          9,338        8,510      19,314       8,927        8,098      19,314
          3          11,576          9,023        8,215      19,314       8,346        7,538      19,314
          4          12,155          8,716        7,972      19,314       7,728        6,984      19,314
          5          12,763          8,419        7,781      19,314       7,066        6,429      19,314
          6          13,401          8,131        7,599      19,314       6,350        5,819      19,314
          7          14,071          7,851        7,426      19,314       5,567        5,142      19,314
          8          14,775          7,580        7,261      19,314       4,701        4,383      19,314
          9          15,513          7,317        7,104      19,314       3,733        3,520      19,314
         10          16,289          7,062        7,062      19,314       2,640        2,640      19,314
         11          17,103          6,849        6,849      19,314       1,407        1,407      19,314
         12          17,959          6,641        6,641      19,314       *            *           *
         13          18,856          6,439        6,439      19,314       *            *           *
         14          19,799          6,241        6,241      19,314       *            *           *
         15          20,789          6,049        6,049      19,314       *            *           *
         16          21,829          5,861        5,861      19,314       *            *           *
         17          22,920          5,679        5,679      19,314       *            *           *
         18          24,066          5,500        5,500      19,314       *            *           *
         19          25,270          5,327        5,327      19,314       *            *           *
         20          26,533          5,157        5,157      19,314       *            *           *
         25          33,864          4,373        4,373      19,314       *            *           *
         35          55,160          3,074        3,074      19,314       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $43,779
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.15% NET)



                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,906      10,056      43,779     10,906      10,056      43,779
          2          11,025        11,892      11,063      43,779     11,892      11,063      43,779
          3          11,576        12,964      12,156      43,779     12,964      12,156      43,779
          4          12,155        14,129      13,385      43,779     14,129      13,385      43,779
          5          12,763        15,396      14,759      43,779     15,396      14,759      43,779
          6          13,401        16,774      16,243      43,779     16,774      16,243      43,779
          7          14,071        18,272      17,847      43,779     18,272      17,847      43,779
          8          14,775        19,901      19,582      43,779     19,901      19,582      43,779
          9          15,513        21,672      21,460      43,779     21,672      21,460      43,779
         10          16,289        23,599      23,599      43,779     23,599      23,599      43,779
         11          17,103        25,801      25,801      43,779     25,801      25,801      43,779
         12          17,959        28,213      28,213      43,779     28,213      28,213      43,779
         13          18,856        30,860      30,860      43,779     30,860      30,860      43,779
         14          19,799        33,773      33,773      43,779     33,773      33,773      43,779
         15          20,789        36,985      36,985      43,779     36,985      36,985      43,779
         16          21,829        40,529      40,529      46,608     40,529      40,529      46,608
         17          22,920        44,417      44,417      50,191     44,417      44,417      50,191
         18          24,066        48,680      48,680      54,035     48,680      48,680      54,035
         19          25,270        53,359      53,359      58,161     53,359      53,359      58,161
         20          26,533        58,497      58,497      62,592     58,497      58,497      62,592
         25          33,864        92,558      92,558      97,186     92,558      92,558      97,186
         35          55,160       225,857     225,857     237,150    223,672     223,672     234,855


------------


(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $43,779
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.15% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,316        9,466      43,779      10,316        9,466      43,779
          2          11,025         10,636        9,807      43,779      10,636        9,807      43,779
          3          11,576         10,961       10,153      43,779      10,961       10,153      43,779
          4          12,155         11,288       10,544      43,779      11,288       10,544      43,779
          5          12,763         11,618       10,980      43,779      11,618       10,980      43,779
          6          13,401         11,948       11,417      43,779      11,948       11,417      43,779
          7          14,071         12,276       11,851      43,779      12,276       11,851      43,779
          8          14,775         12,600       12,281      43,779      12,600       12,281      43,779
          9          15,513         12,925       12,713      43,779      12,916       12,703      43,779
         10          16,289         13,260       13,260      43,779      13,219       13,219      43,779
         11          17,103         13,673       13,673      43,779      13,561       13,561      43,779
         12          17,959         14,100       14,100      43,779      13,885       13,885      43,779
         13          18,856         14,541       14,541      43,779      14,188       14,188      43,779
         14          19,799         14,997       14,997      43,779      14,464       14,464      43,779
         15          20,789         15,469       15,469      43,779      14,706       14,706      43,779
         16          21,829         15,956       15,956      43,779      14,904       14,904      43,779
         17          22,920         16,460       16,460      43,779      15,047       15,047      43,779
         18          24,066         16,981       16,981      43,779      15,117       15,117      43,779
         19          25,270         17,519       17,519      43,779      15,094       15,094      43,779
         20          26,533         18,076       18,076      43,779      14,954       14,954      43,779
         25          33,864         21,154       21,154      43,779      11,427       11,427      43,779
         35          55,160         29,080       29,080      43,779       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $43,779
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.85% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500          9,725        8,875      43,779       9,725        8,875      43,779
          2          11,025          9,450        8,621      43,779       9,450        8,621      43,779
          3          11,576          9,174        8,367      43,779       9,174        8,367      43,779
          4          12,155          8,896        8,152      43,779       8,896        8,152      43,779
          5          12,763          8,614        7,976      43,779       8,614        7,976      43,779
          6          13,401          8,326        7,795      43,779       8,326        7,795      43,779
          7          14,071          8,040        7,615      43,779       8,029        7,604      43,779
          8          14,775          7,764        7,445      43,779       7,720        7,402      43,779
          9          15,513          7,495        7,282      43,779       7,395        7,183      43,779
         10          16,289          7,235        7,235      43,779       7,049        7,049      43,779
         11          17,103          7,017        7,017      43,779       6,704        6,704      43,779
         12          17,959          6,805        6,805      43,779       6,325        6,325      43,779
         13          18,856          6,599        6,599      43,779       5,907        5,907      43,779
         14          19,799          6,397        6,397      43,779       5,442        5,442      43,779
         15          20,789          6,201        6,201      43,779       4,923        4,923      43,779
         16          21,829          6,010        6,010      43,779       4,337        4,337      43,779
         17          22,920          5,823        5,823      43,779       3,667        3,667      43,779
         18          24,066          5,641        5,641      43,779       2,891        2,891      43,779
         19          25,270          5,464        5,464      43,779       1,982        1,982      43,779
         20          26,533          5,291        5,291      43,779         910          910      43,779
         25          33,864          4,490        4,490      43,779       *            *           *
         35          55,160          3,166        3,166      43,779       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT: $27,688
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.15% NET)



                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,902      10,052      27,688     10,902      10,052      27,688
          2          11,025        11,873      11,044      27,688     11,873      11,044      27,688
          3          11,576        12,919      12,112      27,688     12,919      12,112      27,688
          4          12,155        14,047      13,304      27,688     14,047      13,304      27,688
          5          12,763        15,266      14,628      27,688     15,266      14,628      27,688
          6          13,401        16,584      16,053      27,688     16,584      16,053      27,688
          7          14,071        18,012      17,587      27,688     18,012      17,587      27,688
          8          14,775        19,565      19,247      27,688     19,565      19,247      27,688
          9          15,513        21,260      21,047      27,688     21,260      21,047      27,688
         10          16,289        23,120      23,120      27,688     23,120      23,120      27,688
         11          17,103        25,280      25,280      27,688     25,280      25,280      27,688
         12          17,959        27,693      27,693      29,077     27,693      27,693      29,077
         13          18,856        30,341      30,341      31,858     30,341      30,341      31,858
         14          19,799        33,236      33,236      34,897     33,236      33,236      34,897
         15          20,789        36,397      36,397      38,216     36,397      36,397      38,216
         16          21,829        39,845      39,845      41,838     39,845      39,845      41,838
         17          22,920        43,604      43,604      45,784     43,604      43,604      45,784
         18          24,066        47,696      47,696      50,080     47,696      47,696      50,080
         19          25,270        52,143      52,143      54,750     52,143      52,143      54,750
         20          26,533        56,970      56,970      59,819     56,970      56,970      59,819
         25          33,864        88,561      88,561      92,989     87,744      87,744      92,131
         35          55,160       215,853     215,853     218,012    210,524     210,524     212,630


------------


(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT: $27,688
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.15% NET)



                                        CURRENT CHARGES(1)                  GUARANTEED CHARGES(2)
                  PREMIUMS      -----------------------------------  -----------------------------------
               ACCUMULATED AT                   CASH                                 CASH
   END OF      5% INTEREST PER    ACCOUNT     SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
CONTRACT YEAR       YEAR           VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
-------------  ---------------  -----------  -----------  ---------  -----------  -----------  ---------
          1          10,500         10,311        9,461      27,688      10,311        9,461      27,688
          2          11,025         10,617        9,788      27,688      10,617        9,788      27,688
          3          11,576         10,914       10,107      27,688      10,914       10,107      27,688
          4          12,155         11,201       10,458      27,688      11,201       10,458      27,688
          5          12,763         11,487       10,849      27,688      11,474       10,837      27,688
          6          13,401         11,781       11,249      27,688      11,728       11,197      27,688
          7          14,071         12,083       11,658      27,688      11,958       11,533      27,688
          8          14,775         12,393       12,075      27,688      12,155       11,836      27,688
          9          15,513         12,713       12,500      27,688      12,310       12,098      27,688
         10          16,289         13,042       13,042      27,688      12,413       12,413      27,688
         11          17,103         13,447       13,447      27,688      12,503       12,503      27,688
         12          17,959         13,866       13,866      27,688      12,518       12,518      27,688
         13          18,856         14,300       14,300      27,688      12,443       12,443      27,688
         14          19,799         14,748       14,748      27,688      12,262       12,262      27,688
         15          20,789         15,211       15,211      27,688      11,951       11,951      27,688
         16          21,829         15,689       15,689      27,688      11,477       11,477      27,688
         17          22,920         16,184       16,184      27,688      10,796       10,796      27,688
         18          24,066         16,696       16,696      27,688       9,848        9,848      27,688
         19          25,270         17,225       17,225      27,688       8,552        8,552      27,688
         20          26,533         17,771       17,771      27,688       6,802        6,802      27,688
         25          33,864         20,795       20,795      27,688       *            *           *
         35          55,160         28,579       28,579      28,864       *            *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT: $27,688
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.85% NET)



                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500         9,720       8,870      27,688      9,720       8,870      27,688
          2          11,025         9,431       8,602      27,688      9,431       8,602      27,688
          3          11,576         9,127       8,320      27,688      9,127       8,320      27,688
          4          12,155         8,818       8,074      27,688      8,806       8,062      27,688
          5          12,763         8,517       7,880      27,688      8,463       7,825      27,688
          6          13,401         8,226       7,695      27,688      8,091       7,560      27,688
          7          14,071         7,944       7,519      27,688      7,683       7,258      27,688
          8          14,775         7,670       7,351      27,688      7,227       6,908      27,688
          9          15,513         7,404       7,191      27,688      6,711       6,498      27,688
         10          16,289         7,146       7,146      27,688      6,118       6,118      27,688
         11          17,103         6,931       6,931      27,688      5,453       5,453      27,688
         12          17,959         6,721       6,721      27,688      4,670       4,670      27,688
         13          18,856         6,517       6,517      27,688      3,745       3,745      27,688
         14          19,799         6,317       6,317      27,688      2,651       2,651      27,688
         15          20,789         6,123       6,123      27,688      1,351       1,351      27,688
         16          21,829         5,934       5,934      27,688      *           *           *
         17          22,920         5,749       5,749      27,688      *           *           *
         18          24,066         5,569       5,569      27,688      *           *           *
         19          25,270         5,394       5,394      27,688      *           *           *
         20          26,533         5,223       5,223      27,688      *           *           *
         25          33,864         4,430       4,430      27,688      *           *           *
         35          55,160         3,119       3,119      27,688      *           *           *


------------


 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.



(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAYBE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACTA VERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT.NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $39,998
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.15% NET)

                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500        10,838       9,988      39,998     10,762       9,912      39,998
          2          11,025        11,749      10,921      39,998     11,587      10,758      39,998
          3          11,576        12,740      11,933      39,998     12,483      11,676      39,998
          4          12,155        13,817      13,074      39,998     13,457      12,713      39,998
          5          12,763        14,989      14,351      39,998     14,515      13,878      39,998
          6          13,401        16,262      15,731      39,998     15,667      15,136      39,998
          7          14,071        17,647      17,222      39,998     16,920      16,495      39,998
          8          14,775        19,153      18,834      39,998     18,286      17,967      39,998
          9          15,513        20,790      20,577      39,998     19,775      19,563      39,998
         10          16,289        22,570      22,570      39,998     21,402      21,402      39,998
         11          17,103        24,629      24,629      39,998     23,276      23,276      39,998
         12          17,959        26,878      26,878      39,998     25,342      25,342      39,998
         13          18,856        29,337      29,337      41,658     27,623      27,623      39,998
         14          19,799        32,027      32,027      44,197     30,144      30,144      41,599
         15          20,789        34,971      34,971      46,862     32,914      32,914      44,105
         16          21,829        38,198      38,198      49,657     35,949      35,949      46,733
         17          22,920        41,721      41,721      53,403     39,262      39,262      50,256
         18          24,066        45,569      45,569      57,417     42,881      42,881      54,030
         19          25,270        49,771      49,771      61,715     46,833      46,833      58,073
         20          26,533        54,361      54,361      66,320     51,150      51,150      62,403
         25          33,864        84,510      84,510      98,032     79,411      79,411      92,117
         35          55,160       206,520     206,520     216,846    193,809     193,809     203,499

------------
(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULDNOTBE DEEMEDA REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS.ACTUAL RESULTSMAYBE MORE OR LESS THAN THOSE SHOWN.THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUEFOR A CONTRACT WILLBEDIFFERENTFROM THOSE SHOWN IF THE ACTUAL INVESTMENTRETURN APPLICABLETO THE CONTRACTAVERAGES 12% OVERA PERIODOFYEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS.THE DEATH BENEFIT, ACCOUNT VALUE, ANDCASHSURRENDER VALUE FOR ACONTRACTWILLALSOBE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THERATES OF RETURNOF THESEPARATE ACCOUNT.NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               JOINT LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 65 MALE / 65 FEMALE
                          INITIAL FACE AMOUNT: $27,688
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.85% NET)

                                       CURRENT CHARGES(1)                GUARANTEED CHARGES(2)
                  PREMIUMS      ---------------------------------  ---------------------------------
               ACCUMULATED AT                 CASH                               CASH
   END OF      5% INTEREST PER   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
CONTRACT YEAR       YEAR          VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
-------------  ---------------  ---------  -----------  ---------  ---------  -----------  ---------
          1          10,500         9,720       8,870      27,688      9,720       8,870      27,688
          2          11,025         9,431       8,602      27,688      9,431       8,602      27,688
          3          11,576         9,127       8,320      27,688      9,127       8,320      27,688
          4          12,155         8,818       8,074      27,688      8,806       8,062      27,688
          5          12,763         8,517       7,880      27,688      8,463       7,825      27,688
          6          13,401         8,226       7,695      27,688      8,091       7,560      27,688
          7          14,071         7,944       7,519      27,688      7,683       7,258      27,688
          8          14,775         7,670       7,351      27,688      7,227       6,908      27,688
          9          15,513         7,404       7,191      27,688      6,711       6,498      27,688
         10          16,289         7,146       7,146      27,688      6,118       6,118      27,688
         11          17,103         6,931       6,931      27,688      5,453       5,453      27,688
         12          17,959         6,721       6,721      27,688      4,670       4,670      27,688
         13          18,856         6,517       6,517      27,688      3,745       3,745      27,688
         14          19,799         6,317       6,317      27,688      2,651       2,651      27,688
         15          20,789         6,123       6,123      27,688      1,351       1,351      27,688
         16          21,829         5,934       5,934      27,688          *           *           *
         17          22,920         5,749       5,749      27,688          *           *           *
         18          24,066         5,569       5,569      27,688          *           *           *
         19          25,270         5,394       5,394      27,688          *           *           *
         20          26,533         5,223       5,223      27,688          *           *           *
         25          33,864         4,430       4,430      27,688          *           *           *
         35          55,160         3,119       3,119      27,688          *           *           *

------------
 * When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

(2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULDNOTBE DEEMEDA REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS.ACTUAL RESULTSMAYBE MORE OR LESS THAN THOSE SHOWN.THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUEFOR A CONTRACT WILLBEDIFFERENTFROM THOSE SHOWN IF THE ACTUAL INVESTMENTRETURN APPLICABLETO THE CONTRACTAVERAGES 0% OVERA PERIODOFYEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS.THE DEATH BENEFIT, ACCOUNT VALUE, ANDCASHSURRENDER VALUE FOR ACONTRACTWILLALSOBE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THERATES OF RETURNOF THESEPARATE ACCOUNT.NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          PART II -- OTHER INFORMATION

UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION AS TO FEES AND CHARGES

    Glenbrook Life and Annuity Company (the "Company") represents that the fees and charges deducted under the Modified Single Premium Variable Life Insurance Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

REPRESENTATION PURSUANT TO RULE 6E-3(T)

    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 ("Investment Company Act").

RULE 484 UNDERTAKING

    The By-Laws of Glenbrook Life and Annuity Company ("Glenbrook Life") which are incorporated herein by reference as Exhibit 1(A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Glenbrook Life. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Glenbrook Life Variable Life Separate Account (the "Registrant") has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following Papers and Documents:

    The Facing Sheet.

    The Cross Reference Sheet pursuant to Rule 481.

    The Prospectus consisting of 58 pages.

    The Undertaking to File Reports.

    Representation as to Fees and Charges.

    Representations Pursuant to Rule 6e-3(T)

    Rule 484 Undertaking

    The Signatures

    Written Consents of the following persons:

        (a) Sutherland, Asbill & Brennan, L.L.P.

        (b) Deloitte & Touche LLP

    The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

    A. (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Variable Life Separate Account.*

        (2) Not Applicable.

        (3) (a) Form of Underwriting Agreement**

           (b) Form of Selling Agreement**

           (c) See Exhibit 1.(3)(b)

        (4) Not Applicable.

        (5) (a) Specimen Contract.**

               (1) Modified Single Premium Variable Life Insurance Contract**

               (2) Last Survivor Modified Single Premium Variable Life Insurance Contract**

           (b) Riders**

               (1) Amendatory Endorsement for Waiver of Charges (KLU100)**

               (2) Amendatory Endorsement (KLU101)**

               (3) Accelerated Death Benefit Rider (KLU105)**

               (4) Amendatory Endorsement for Waiver of Charges (KLU106)**

               (5) Accelerated Death Benefit Summary and Disclosure Statement (KLU74)**

               (6) Accelerated Death Benefit Summary and Disclosure Statement (KLU80)**

               (7) Accelerated Death Benefit Effect on Contract (KLU81)**

               (8) Accelerated Death Benefit Rider (KLU99)**

        (6) (a) Certificate of Incorporation of Glenbrook Life and Annuity Company***

           (b) By-laws of Glenbrook Life and Annuity Company***

        (7) Not Applicable.

        (8) Participation Agreement**

        (9) Not Applicable.

        (10) Form of Application for Contract**

    B.  Not Applicable.

    C.  Not Applicable.

2.  Opinion of General Counsel**

3.  Not Applicable

    (1) Not Applicable

    (2) Not Applicable

4.  Not Applicable

5.  Financial Data Schedule****

6.  Not Applicable

7.  Powers of Attorney**,*****

8.  Consents

    (1) Sutherland, Asbill & Brennan,L.L.P.**

    (2) Deloitte & Touche LLP


9.  Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii)**


10. Actuarial Opinion and Consent**

* Previously filed and incorporated by reference in S-6 Registration Statement No. 333-02581, dated April 17, 1996.

** Previously filed and incorporated by reference in S-6, Pre-Effective Amendment No. 1, Registration Statement No. 333-02581, dated September 20, 1996

*** Previously filed and incorporated by reference with Depositors Form S-1 Registration Statement No. 333-07275 dated June 28, 1996.

****  Previously filed in Depositor's Form 10-K filed on March 31, 1997.

***** Power of Attorney for Keith A. Hauschildt filed herewith.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village of Northfield, and State of Illinois, on the 10th day of April 1997.

                           GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                              (Registrant)

                           GLENBROOK LIFE AND ANNUITY COMPANY
                              (Depositor)

(SEAL)

Attest: /s/ BRENDA D. SNEED              By: /s/ MICHAEL J. VELOTTA
      ---------------------------------  ------------------------------------
      Brenda D. Sneed                       Michael J. Velotta
      Assistant Secretary and Assistant     Vice President, Secretary and
      General Counsel                       General Counsel

    Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated, on the 10th day of April 1997.

         */LOUIS G. LOWER, II
--------------------------------------   Chairman of the Board of Directors and Chief
          Louis G. Lower, II              Executive Officer (Principal Executive Officer)

        /s/ MICHAEL J. VELOTTA
--------------------------------------   Vice President, Secretary, General Counsel and
          Michael J. Velotta              Director

          */PETER H. HECKMAN
--------------------------------------   President, Chief Operating Officer and Director
           Peter H. Heckman

           */JOHN R. HUNTER
--------------------------------------   Director
            John R. Hunter

          */MARLA G. FRIEDMAN
--------------------------------------   Vice President
           Marla G. Friedman

           */KEVIN R. SLAWIN
--------------------------------------   Vice President
            Kevin R. Slawin              (Principal Financial Officer)

         */G. CRAIG WHITEHEAD
--------------------------------------   Senior Vice President and Director
          G. Craig Whitehead

            */JAMES P. ZILS
--------------------------------------   Treasurer
             James P. Zils

           */CASEY J. SYLLA
--------------------------------------   Chief Investment Officer
            Casey J. Sylla

           **/KEITH A. HAUSCHILDT
--------------------------------------   Assistant Vice President and Controller (Principal
              Keith A. Hauschildt        Accounting Officer)

*/  By Michael J. Velotta, pursuant to Power of Attorney, previously filed.


**/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith.